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OPPENHEIMER LIFESPAN FUNDS
Annual Report October 31, 1997




OPPENHEIMER LIFESPAN BALANCED FUND

OPPENHEIMER LIFESPAN GROWTH FUND

OPPENHEIMER LIFESPAN INCOME FUND













[LOGO] OPPENHEIMERFUNDS-SM-
       THE RIGHT WAY TO INVEST

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Oppenheimer LifeSpan Funds offer you THREE portfolios, each of which has a mix of securities to help meet your investment GOALS.

--------------------------------------------------------------------------------
HOW YOUR FUND IS MANAGED
--------------------------------------------------------------------------------

Oppenheimer LifeSpan Balanced Fund        in a strategically allocated
seeks a blend of capital                  portfolio consisting primarily of
appreciation and income.  The Fund        stocks. Current income is not a
actively allocates assets across          primary consideration.
two broad asset categories--stocks
and fixed-income securities, with              Oppenheimer LifeSpan Income
a stronger emphasis on stocks--to         Fund seeks high current income,
meet clearly distinguished risk           with opportunities for capital
and return objectives.                    appreciation.  It invests in a
                                          strategically allocated portfolio
     Oppenheimer LifeSpan Growth          consisting primarily of bond
Fund seeks long-term capital              instruments.
appreciation.  It invests

--------------------------------------------------------------------------------
MARKET UPDATE
--------------------------------------------------------------------------------
For most of the one-year period           While many feared that this
ended October 31, 1997, the               signaled the end of the bull
economy was marked by steady              market, as we ended the fiscal
growth and low inflation.  After a        year, recovery seemed well on its
brief period of volatility                way.
triggered by the Federal Reserve's
slight interest rate increase in               To deal with this ever-changing
late March, the stock and bond            volatile environment, each of the
markets resumed their generally           LifeSpan portfolios includes a
positive trends.  Starting in             diversified spectrum of investments
June, the stock market posted a           aimed at achieving good performance
string of new highs, with the Dow         while limiting overall portfolio risk
Jones Industrial Average                  in a variety of market conditions.
ultimately topping 8000.  However,        Over the past year, the strategic
troubles in the Asian currency            allocation of assets over a broad
markets, which began during the           range of stocks and bonds has helped
summer, escalated to crisis level         position the Funds to capture the
in October.  This created turmoil         strength of the large-cap stock
in stock and bond markets around          market while limiting the effects of
the world, leading to the largest         some of the declines of the small-cap
one-day point decline in the Dow          equity and bond markets.
on October 27, 1997.


2   Oppenheimer LifeSpan Funds

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BRIDGET A. MACASKILL
President
Oppenheimer
LifeSpan Funds


Dear Shareholder,

As you are no doubt aware, during the end of October and early November many stock markets around the world recorded their all-time largest point declines, followed by subsequent gains and continued volatility, leaving investors uncertain about what would occur next.

     To put those events in focus, let's look at a "snapshot" of the two-week time period. Sharp declines in the overseas stock markets, particularly in Asia, triggered a series of sell-offs throughout Europe, Latin America and the United States. In response, the U.S. stock market, as measured by the Dow Jones Industrial Average, dropped 554 points on October 27, its largest point decline in history. However, almost as quickly, the U.S. stock market bounced back over the succeeding few days, regaining nearly all of its losses.

     While no one could have predicted the timing or extent of these fluctuations, many analysts, including our fund managers here at OppenheimerFunds, had warned of a correction for several months. We believed that U.S. valuations were too high, stocks were expensive relative to bonds, recent corporate earnings were somewhat disappointing and that Federal Reserve Chairman Alan Greenspan could possibly seek a short-term interest rate hike. While only one short-term interest rate hike occurred in March of 1997, the other factors have held true.

     We'd like to take this opportunity to remind shareholders that stock market volatility is a normal and expected part of the business cycle. As Alan Greenspan suggested, in years to come this period will likely be remembered as a positive change for a market that was growing too quickly.

     For frequent market updates, please visit our web site at WWW.OPPENHEIMERFUNDS.COM or call 1-800-835-3104 to listen to our recorded messages. In the meantime, thank you for your confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST. We look forward to helping you reach your investment goals in the future.

/s/Bridget A. Macaskill

Bridget A. Macaskill

November 21, 1997



3   Oppenheimer LifeSpan Funds

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

        -----------               FUND OVERVIEW
        PERFORMANCE
        -----------               Following is a brief              The HIGH YIELD                 On the fixed-income
                                  commentary on each           segment offered good,          side, the HIGH YIELD
Average Annual Total Returns      LifeSpan Fund, including     though volatile returns,       segment was fueled by
for the period ended 10/31/97     discussions about some of    especially in strong           solid returns in the
(without sales charges)(1):       the investments that         growth sectors such as         telecommunications sector.
                                  affected the performance     telecommunications             The GOVERNMENT/CORPORATE
------------------------------    within each of the Funds'    technology.  Our               BOND and SHORT-TERM BOND
A SHARES   B SHARES   C SHARES    components over the past     GOVERNMENT/CORPORATE BOND      segments also delivered
------------------------------    year.                        segment benefited from the     solid returns for the year.
                                                               controlled,
LIFESPAN GROWTH FUND              OPPENHEIMER LIFESPAN         non-inflationary growth in     OPPENHEIMER LIFESPAN
1 year                            GROWTH FUND                  the United States.             INCOME FUND
------------------------------
12.96%     12.07%     12.05%      Not surprisingly, the        OPPENHEIMER LIFESPAN           In spite of frequent bouts
------------------------------    Fund's stock holdings were   BALANCED FUND                  of short-term volatility,
Since inception                   the major contributors to                                   the bond market enjoyed
------------------------------    performance.  A relatively   For most of the year, the      favorable returns over the
17.97%     14.65%     10.06%      large number of stocks in    strong stock market was a      past year, aided by the
------------------------------    the financial and            significant boon to the        noninflationary growth
                                  technology industries did    Fund, which had roughly        environment in the United
LIFESPAN BALANCED FUND            very well, and in the last   60% of the Fund's assets       States.  That's because
1 year                            quarter of the period        allocated to equities.         when inflation is low,
------------------------------    small-cap stocks staged a    Financial and technology       interest rates generally
12.66%     11.70%     11.73%      rally.                       stocks were leading            stay low, which helps
------------------------------                                 performers, followed by        stabilize bond prices.
Since inception                        During the year ended   small cap and
------------------------------    October 31, 1997, the        international stocks.               The Fund's strongest
15.38%     12.37%     9.96%       strongest performers were    Fund returns were further      performer, which benefited
------------------------------    the VALUE/GROWTH             helped in the final            from overall superior
                                  component, followed by the   quarter by a bond market       stock market returns, was
LIFESPAN INCOME FUND              GROWTH/INCOME component.     rally.                         the GROWTH/INCOME segment.
1 year                            The SMALL-CAP EQUITY                                        The HIGH YIELD segment
------------------------------    component ended the year          The Fund's largest        also proved to be
11.30%     10.51%     11.03%      on a positive note, as       gains came from the            beneficial, as well as the
------------------------------    well.  The INTERNATIONAL     VALUE/GROWTH segment and       GOVERNMENT/CORPORATE BOND
Since inception                   EQUITY component also        the GROWTH/INCOME              and the SHORT-TERM BOND
------------------------------    finished strongly for the    component.  The SMALL-CAP      components, which both saw
10.82%     8.94%      10.04%      year. This was due in        EQUITY segment generated       competive returns for the
------------------------------    large part to the fact       moderate gains. By             period.
                                  that we were able to         generally avoiding the
Average Annual Total Returns      almost entirely avoid the    currency crisis in
for the period ended 9/30/97      difficulties in Southeast    Southeast Asia, our
(after sales charges)(2):         Asia.                        INTERNATIONAL EQUITY
                                                               component performed very
LIFESPAN GROWTH FUND                                           well.
1 year
------------------------------
11.23%     12.10%     16.12%
------------------------------
Since inception                   Total returns include changes in share price and reinvestment of dividends and
------------------------------    capital gains distributions in a hypothetical investment for the periods shown.
18.17%     16.56%     14.66%      IN REVIEWING  THE PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST
------------------------------    PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL
                                  VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES,
LIFESPAN BALANCED FUND            WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.  For more
1 year                            complete information, please review the prospectus.  Prior to March 1, 1996, the
------------------------------    Funds had a different investment advisor.  However, the prior portfolio
9.94%      10.81%     14.87%      management team is now employed by OppenheimerFunds, Inc.  Additionally,
------------------------------    Babson-Stewart Ivory International became the Subadvisor for the international
Since inception                   component of the Funds' portfolios on 3/1/96.  BEA  Associates and Pilgrim
------------------------------    Baxter & Associates have continued as Subadvisors to certain components of the
14.88%     13.35%     13.62%      Funds' portfolios.
------------------------------
                                  1. Includes changes in net asset value per share without deducting any sales
LIFESPAN INCOME FUND              charges.  Such performance would have been lower if sales charges were taken
1 year                            into account.
------------------------------
7.37%      7.92%      12.54%      2. Class A returns include the current maximum initial sales charge of 5.75%
------------------------------    unless otherwise stated.  Class A shares were first offered on 5/1/95.  The
Since inception                   maximum Class A sales charge rate was lower during a portion of the periods
------------------------------    shown, and actual investment results will be different as a result.  Class B
8.73%      7.69%      11.02%      average annual total returns include the applicable contingent deferred sales
------------------------------    charge of 5% (1-year) and 4% (since inception on 10/2/95). Class C total returns include the applicable contingent deferred sales charge of 1% for the 1-year period.  Class C shares have an inception date of 5/1/96.  An explanation of the different performance calculations is in the Funds' prospectus.  Class B and C shares are subject to an annual asset-based sales charge of 0.75%.
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                                  4   Oppenheimer LifeSpan Funds
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
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STATEMENT OF INVESTMENTS OCTOBER 31, 1997
Oppenheimer LifeSpan Income Fund

                                                                                          FACE                 MARKET VALUE
                                                                                          AMOUNT               SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.0%
-----------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset Backed Certificates, Series
1997-1, Cl. A, 6.25%, 8/25/05                                                             $   125,000         $    124,945
-----------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series
1997-2, Cl. A, 6.752%, 6/25/07                                               (1)              175,000              175,848
-----------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust:
Receivables-Backed Nts., Series 1997-A, Cl. A5, 6.80%, 2/15/05                                150,000              153,296
Series 1996-A, Cl. A4, 5.85%, 7/15/01                                                         145,000              144,796
                                                                                                              ---------------

Total Asset-Backed Securities (Cost $593,509)                                                                      598,885

-----------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 10.1%
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                           250,000              247,813
-----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
Participation Certificates:
5.50%, 5/1/98                                                                                   8,327                8,250
Series 1711, Cl. EA, 7%, 3/15/24                                                              200,000              204,750
Gtd. Multiclass Mtg. Participation Certificates:
6%, 3/1/09                                                                                    308,916              306,489
Series 1574, Cl. PD, 5.55%, 3/15/13                                                            75,000               74,812
Series 1843, Cl. VB, 7%, 4/15/03                                                               85,000               87,496
Series 1849, Cl. VA, 6%, 12/15/10                                                             244,705              241,953
Interest-Only Stripped Mtg.-Backed Security:
Series 1583, Cl. IC, 9.283%, 1/15/20                                         (2)              500,000               80,000
Series 1661, Cl. PK, 5.965%, 11/15/06                                        (2)              874,957               74,098
-----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                   233,155              232,017
6.50%, 4/1/26                                                                                 187,449              184,621
7%, 4/1/00                                                                                    115,282              116,387
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1993-181, Cl. C, 5.40%,
10/25/02                                                                                      226,979              225,844
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%,
7/25/08                                                                                       189,438              188,455
Medium-Term Nts., 6.56%, 11/13/01                                                             125,000              125,313
Trust 1994-13, Cl. B, 6.50%, 2/25/09                                                          200,000              199,812
-----------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, C1. A18, 6%, 2/25/09                        198,885              186,455
-----------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1995-2, Cl. A3, 6.50%, 2/25/12                                            74,000               74,335
-----------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through
Certificates, Series 1997-QS9, Cl. A2, 6.75%, 9/25/27                                         175,000              175,260
                                                                                                              ---------------

Total Mortgage-Backed Obligations (Cost $2,987,639)                                                              3,034,160

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5 Oppenheimer LifeSpan Funds
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
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STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                          FACE                MARKET VALUE
                                                                                          AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 14.2%
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 7.50%, 11/15/16                                                      $ 1,795,000         $  2,052,471
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.50%, 8/15/05                                                                                650,000              674,172
6.75%, 6/30/99                                                                                380,000              386,769
7.50%, 11/15/01                                                                             1,100,000            1,168,407
                                                                                                              ---------------

Total U.S. Government Obligations (Cost $4,121,898)                                                              4,281,819

-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 42.3%
-----------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 5.0%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.2%

Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                       (3)              145,000              145,197
-----------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                                         150,000              159,743
-----------------------------------------------------------------------------------------------------------------------------
Harris Chemical North America, Inc., 10.25% Gtd.
Sr. Sec. Disc. Nts., 7/15/01                                                                   50,000               52,250
-----------------------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., 9/15/07                       (3)               50,000               50,250
-----------------------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                                85,000              108,567
-----------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                         85,000              104,061
-----------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr.
Sub. Nts., Series B, 7/1/06                                                                    50,000               55,250
                                                                                                              ---------------
                                                                                                                   675,318
-----------------------------------------------------------------------------------------------------------------------------
METALS/MINING - 0.8%

Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                    165,000              177,913
-----------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                 50,000               53,875
                                                                                                              ---------------
                                                                                                                   231,788
-----------------------------------------------------------------------------------------------------------------------------
PAPER - 1.2%

Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                      (1)              145,000              145,362
-----------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                                  50,000               54,500
-----------------------------------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                                 (1)               50,000               56,875
-----------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                                100,000              102,250
                                                                                                              ---------------
                                                                                                                   358,987
-----------------------------------------------------------------------------------------------------------------------------
STEEL - 0.8%

Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
Series B, 4/15/03                                                                              50,000               51,500
-----------------------------------------------------------------------------------------------------------------------------
NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                                             45,000               51,637
-----------------------------------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                             25,000               24,250
-----------------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                               50,000               52,375
-----------------------------------------------------------------------------------------------------------------------------
Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                                   50,000               52,875
                                                                                                              ---------------
                                                                                                                   232,637
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 5.6%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 1.3%

Black & Decker Corp., 6.625% Nts., 11/15/00                                                   145,000              146,609
-----------------------------------------------------------------------------------------------------------------------------
Dyersburg Corp., 9.75% Sr. Sub. Nts., 9/1/07                                 (3)               50,000               51,250
-----------------------------------------------------------------------------------------------------------------------------
IHF Holdings, Inc., 0%/15% Sr. Sub. Disc.
Nts., Series B, 11/15/04                                                     (4)               50,000               43,000
-----------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                     85,000               91,622
-----------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                                        50,000               51,875
                                                                                                              ---------------
                                                                                                                   384,356

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6 Oppenheimer LifeSpan Funds

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
-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                          FACE                MARKET VALUE
                                                                                          AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.7%

AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06                (3)          $    50,000         $     50,125
-----------------------------------------------------------------------------------------------------------------------------
Dole Food Co., 6.75% Nts., 7/15/00                                                            150,000              151,913
                                                                                                              ---------------
                                                                                                                   202,038
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.2%

Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                           160,000              160,161
-----------------------------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc., 9.50% Sr. Sub. Nts., 9/15/07               (3)               50,000               51,875
-----------------------------------------------------------------------------------------------------------------------------
Mariner Health Group, Inc., 9.50% Sr. Sub. Nts., Series B, 4/1/06            (1)               50,000               52,000
-----------------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts., 8/15/06                                 50,000               52,250
-----------------------------------------------------------------------------------------------------------------------------
Signature Brands, Inc., 13% Sr. Sub. Nts., 8/15/02                           (1)               50,000               53,187
                                                                                                              ---------------
                                                                                                                   369,473
-----------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING - 2.2%

Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                                  50,000               53,500
-----------------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03                                 100,000               95,500
-----------------------------------------------------------------------------------------------------------------------------
GB Property Funding Corp., 10.875% First Mtg. Nts., 1/15/04                                    50,000               43,750
-----------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                                       75,000               76,991
-----------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr. Nts., 7/15/07                               (3)               50,000               51,250
-----------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                          (3)               50,000               51,250
-----------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts., Series B, 11/15/02                      25,000               32,125
-----------------------------------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05                                         50,000               53,625
-----------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                                       50,000               52,250
-----------------------------------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                                      100,000              108,500
-----------------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                       45,000               38,475
                                                                                                              ---------------
                                                                                                                   657,216
-----------------------------------------------------------------------------------------------------------------------------
LEISURE - 0.2%

Bally Total Fitness Holdings, 9.875% Sr. Sub. Nts., 10/15/07                 (3)               50,000               49,250
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.1%
-----------------------------------------------------------------------------------------------------------------------------
Coastal Corp.:
8.125% Sr. Nts., 9/15/02                                                                       85,000               91,098
8.75% Sr. Nts., 5/15/99                                                                        55,000               57,104
-----------------------------------------------------------------------------------------------------------------------------
Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                                   70,000               73,150
-----------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., 2/15/07                                                 50,000               50,000
-----------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                                        75,000               81,331
9% Debs., 8/15/99                                                                              75,000               78,561
-----------------------------------------------------------------------------------------------------------------------------
HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                                              50,000               51,500
-----------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                        100,000              106,892
-----------------------------------------------------------------------------------------------------------------------------
Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06              (4)               75,000               60,375
-----------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                75,000               78,915
-----------------------------------------------------------------------------------------------------------------------------
Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                                       85,000               88,692
-----------------------------------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., 6/15/02                         (3)               25,000               25,750
-----------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                           100,000               97,781
                                                                                                              ---------------
                                                                                                                   941,149
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 10.7%
-----------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 2.7%

Barnett Banks, Inc., 8.50% Sub. Exchangeable Nts., 3/1/99                                      60,000               61,898
-----------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp. (New), 6.625% Sr. Nts., 1/15/98                                          55,000               55,093

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7 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                          FACE                MARKET VALUE
                                                                                          AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS (CONTINUED)

Citicorp, 5.625% Sr. Nts., 2/15/01                                                        $    90,000         $     88,955
-----------------------------------------------------------------------------------------------------------------------------
First Fidelity Bancorporation, 8.50% Sub. Capital Nts., 4/1/98                                 55,000               55,521
-----------------------------------------------------------------------------------------------------------------------------
First Union Corp., 6.75% Sr. Nts., 1/15/98                                                     55,000               55,106
-----------------------------------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                      145,000              161,749
-----------------------------------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                             145,000              146,437
-----------------------------------------------------------------------------------------------------------------------------
Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                                     185,000              185,098
                                                                                                              ---------------
                                                                                                                   809,857
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 6.2%

American General Finance Corp., 8.50% Sr. Nts., 8/15/98                                        60,000               61,213
-----------------------------------------------------------------------------------------------------------------------------
American General Institutional Capital, 8.125% Bonds, Series B,
3/15/46                                                                      (3)               75,000               80,645
-----------------------------------------------------------------------------------------------------------------------------
Beneficial Corp., 9.125% Debs., 2/15/98                                                       145,000              146,302
-----------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                           75,000               75,736
-----------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp., 7.25% Nts., 12/1/03                                                 50,000               50,351
-----------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec. Unsub.
Nts., 1/26/01                                                                                  60,000               61,616
-----------------------------------------------------------------------------------------------------------------------------
Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                             145,000              142,362
-----------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:

6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                                  90,000               89,490

6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                                60,000               60,013
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                             145,000              145,616
-----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:

5.625% Nts., 2/15/01                                                                          175,000              172,302

5.65% Medium-Term Nts., 12/15/97                                                              300,000              299,963
-----------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                                         55,000               56,212
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                                 150,000              151,778
-----------------------------------------------------------------------------------------------------------------------------
MCII Holdings (USA), Inc., 0%/15% Sec. Nts., 11/15/02                        (4)               50,000               41,688
-----------------------------------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000
principal amount of 11.50% sr. nts., 3/15/07 and one                         (5)               50,000               51,500
warrant to purchase 6.84 shares of common stock)
-----------------------------------------------------------------------------------------------------------------------------
Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D, 3/1/99                                   160,000              165,421
                                                                                                              ---------------
                                                                                                                 1,852,208
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.8%
-----------------------------------------------------------------------------------------------------------------------------
Cigna Corp., 7.90% Nts., 12/14/98                                                              150,000             152,879
-----------------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                              100,000             109,067
-----------------------------------------------------------------------------------------------------------------------------
SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                         120,000             123,728
-----------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Nts., 4/15/01                                         145,000             147,469
                                                                                                              ---------------
                                                                                                                   533,143
-----------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 0.4%
-----------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.2%

American Standard, Inc., 10.875% Sr. Nts., 5/15/99                           (1)                70,000              74,375
-----------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/REAL ESTATE - 0.2%

First Industrial LP, 7.15% Bonds, 5/15/27                                                       75,000              77,179
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.1%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.1%

GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                                   25,000              25,500


8 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                          FACE                MARKET VALUE
                                                                                          AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------
Day International Group, Inc., 11.125% Sr. Sub. Nts., Series B, 6/1/05       (1)          $    50,000         $     53,750
-----------------------------------------------------------------------------------------------------------------------------
Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                                50,000               52,125
-----------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                                   50,000               54,875
-----------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/07                                              50,000               50,500
-----------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                            (1)               40,000               41,900
-----------------------------------------------------------------------------------------------------------------------------
Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                        50,000               54,375
                                                                                                              ---------------
                                                                                                                   307,525
-----------------------------------------------------------------------------------------------------------------------------
MEDIA - 4.2%
-----------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.4%

Allbritton Communications Co., 9.75% Sr. Sub. Debs.,

Series B, 11/30/07                                                                             50,000               50,250
-----------------------------------------------------------------------------------------------------------------------------
Fox Kids Worldwide, Inc., 0%/10.25% Sr. Disc. Nts., 11/1/07               (3)(4)               50,000               28,875
-----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                     50,000               52,625
                                                                                                              ---------------
                                                                                                                   131,750
-----------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION - 2.3%

Adelphia Communications Corp., 10.50% Sr. Nts., 7/15/04                      (3)               50,000               52,250
-----------------------------------------------------------------------------------------------------------------------------
Australis Media Ltd., 1.75%/15.75% Gtd. Sr. Sec. Disc. Nts., 5/15/03         (6)               75,664               55,235
-----------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 9.875% Sr. Sub. Debs., 2/15/13                                      50,000               53,375
-----------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                                  50,000               53,500
-----------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 0%/12.875% Sr. Disc. Nts., 6/1/04             (4)               50,000               44,500
-----------------------------------------------------------------------------------------------------------------------------
Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03                         (7)               65,347               66,890
-----------------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., 8/15/04                            (3)               50,000               52,375
-----------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.875% Sr. Nts., 7/15/07                                          50,000               49,625
-----------------------------------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07            (3)               50,000               51,750
-----------------------------------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                                 125,000              138,356
-----------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., Zero Coupon Sr.
Sec. Disc. Nts., Series B, 14%, 11/15/99                                     (8)              100,000               82,500
                                                                                                              ---------------
                                                                                                                   700,356
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 0.7%

Fox/Liberty Networks LLC, 8.875% Sr. Nts., 8/15/07                           (3)               25,000               25,000
-----------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                         (3)               50,000               50,500
-----------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 7.45% Nts., 2/1/98                                                         145,000              145,486
                                                                                                              ---------------
                                                                                                                   220,986
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM - 0.8%

American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                  (1)               75,000               83,625
-----------------------------------------------------------------------------------------------------------------------------
Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                                     145,000              145,194
                                                                                                              ---------------
                                                                                                                   228,819
-----------------------------------------------------------------------------------------------------------------------------
OTHER - 1.1%
-----------------------------------------------------------------------------------------------------------------------------
SERVICES - 1.1%

Employee Solutions, Inc., 10% Sr. Nts., 10/15/04                             (1)               50,000               49,250
-----------------------------------------------------------------------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr. Nts., 10/15/07                            (3)               50,000               48,750
-----------------------------------------------------------------------------------------------------------------------------
Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                                       75,000               81,563
-----------------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                           75,000               79,359
-----------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06                                      80,000               78,526
                                                                                                              ---------------
                                                                                                                   337,448


9 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                          FACE                MARKET VALUE
                                                                                          AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
RETAIL - 2.7%
-----------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES - 1.8%

Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                               $   120,000         $    122,129
-----------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                       60,000               66,326
-----------------------------------------------------------------------------------------------------------------------------
Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                (1)               50,000               52,500
-----------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                          290,000              299,285
                                                                                                              ---------------
                                                                                                                   540,240
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 0.1%

K Mart Corp., 7.75% Debs., 10/1/12                                                             50,000               47,250
-----------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.8%

Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts., 3/15/04                             50,000               49,250
-----------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                                       145,000              145,840
-----------------------------------------------------------------------------------------------------------------------------
Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts., 3/1/06                               50,000               56,250
                                                                                                              ---------------
                                                                                                                   251,340
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 4.1%
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 2.5%

DecisionOne Corp., 9.75% Sr. Sub. Nts., 8/1/07                                                 50,000               51,750
-----------------------------------------------------------------------------------------------------------------------------
Digital Equipment Corp., 7% Nts., 11/15/97                                                    215,000              215,068
-----------------------------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                (3)               50,000               49,563
-----------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01                  (1)               25,000               20,875
-----------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14%
Sr. Disc. Nts., Series B, 6/1/06                                             (4)               50,000               33,500
-----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts., 8/15/04                (4)              100,000               84,750
-----------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc., 10% Sr. Nts., 1/15/01                                     (1)               75,000               78,000
-----------------------------------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc.,
0%/13.50% Sr. Disc. Nts., 8/1/07                                             (1)(4)            75,000               42,750
-----------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts.,
8/15/06                                                                                        50,000               55,375
-----------------------------------------------------------------------------------------------------------------------------
Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                                  50,000               56,250
-----------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                                           50,000               53,875
                                                                                                              ---------------
                                                                                                                   741,756
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS/TECHNOLOGY - 1.6%

American Communications Services, Inc., 0%/13% Sr. Disc. Nts.,
11/1/05                                                                      (4)               75,000               52,875
-----------------------------------------------------------------------------------------------------------------------------
Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts., 11/1/06            (4)               75,000               59,156
-----------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                           25,000               26,625
-----------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07           (4)               75,000               58,125
-----------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07          (4)               50,000               32,250
-----------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/11.25% Sr. Disc. Nts., 7/15/07           (4)               50,000               33,250
-----------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50%
Sr. Deferred Coupon Nts., Series B, 2/1/06                                   (4)              100,000               73,500
-----------------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 12.50% Sr. Nts., Series B, 10/1/05                                   50,000               57,000
-----------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07                            (4)               50,000               34,750
-----------------------------------------------------------------------------------------------------------------------------
Teleport Communications Group, Inc.:

0%/11.125% Sr. Disc. Nts., 7/1/07                                            (4)               25,000               19,719

9.875% Sr. Nts., 7/1/06                                                                        25,000               27,438
                                                                                                              ---------------
                                                                                                                   474,688


10 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                          FACE                MARKET VALUE
                                                                                          AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.9%
-----------------------------------------------------------------------------------------------------------------------------
RAILROADS - 1.1%

CSX Corp., 7.05% Debs., 5/1/02                                                            $    85,000         $     86,993
-----------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                    75,000               78,755
-----------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                                         150,000              152,803
                                                                                                              ---------------
                                                                                                                   318,551
-----------------------------------------------------------------------------------------------------------------------------
SHIPPING - 0.8%

Federal Express Corp., 6.25% Nts., 4/15/98                                                    240,000              240,297
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 2.4%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.9%

Consumers Energy Co., 8.75% First Mtg. Nts., 2/15/98                                          145,000              145,947
-----------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99                (1)               75,000               75,750
-----------------------------------------------------------------------------------------------------------------------------
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04                            (1)               50,000               48,250
                                                                                                              ---------------
                                                                                                                   269,947
-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.1%

Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                     220,000              222,749
-----------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                               100,000              105,230
                                                                                                              ---------------
                                                                                                                   327,979
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.4%

GTE Corp., 8.85% Debs., 3/1/98                                                                 60,000               60,528
-----------------------------------------------------------------------------------------------------------------------------
Peoples Telephone Co., Inc., 12.25% Sr. Nts., 7/15/02                                          50,000               52,125
                                                                                                              ---------------
                                                                                                                   112,653
                                                                                                              ---------------
Total Corporate Bonds and Notes (Cost $12,488,086)                                                              12,726,059

                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 23.6%
-----------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 2.9%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%

Dexter Corp.                                                                                    4,300              168,775
-----------------------------------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                                    13,300              114,712
-----------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                                3,149              106,082
                                                                                                              ---------------
                                                                                                                   389,569
-----------------------------------------------------------------------------------------------------------------------------
PAPER - 0.4%

Unisource Worldwide, Inc.                                                                       6,900              112,556
-----------------------------------------------------------------------------------------------------------------------------
STEEL - 1.2%

Carpenter Technology Corp.                                                                      3,200              154,800
-----------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc.                                                                        4,500               94,781
-----------------------------------------------------------------------------------------------------------------------------
UNR Industries, Inc.                                                                           23,000              117,875
                                                                                                              ---------------
                                                                                                                   367,456
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 0.8%
-----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.5%

Glaxo Wellcome plc, Sponsored ADR                                                               3,800              162,687
-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%

Piccadilly Cafeterias, Inc.                                                                     6,900              102,637


11 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                                              MARKET VALUE
                                                                                          SHARES              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.4%
-----------------------------------------------------------------------------------------------------------------------------
Amoco Corp.                                                                                     1,400         $    128,362
-----------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                                          2,400              197,550
-----------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   2,300              190,756
-----------------------------------------------------------------------------------------------------------------------------
Exxon Corp.                                                                                     3,000              184,312
-----------------------------------------------------------------------------------------------------------------------------
Mobil Corp.                                                                                     2,400              174,750
-----------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                      4,700              131,012
                                                                                                              ---------------
                                                                                                                 1,006,742
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.8%
-----------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 2.1%

BankAmerica Corp.                                                                               1,000               71,500
-----------------------------------------------------------------------------------------------------------------------------
BankBoston Corp.                                                                                2,000              162,125
-----------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                               2,700              132,469
-----------------------------------------------------------------------------------------------------------------------------
NationsBank Corp.                                                                               1,900              113,762
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                 500              145,687
                                                                                                              ---------------
                                                                                                                   625,543
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL -2.3%
-----------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                           4,800              144,000
-----------------------------------------------------------------------------------------------------------------------------
Capstone Capital Corp.                                                                          5,900              139,387
-----------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                                                             4,200              151,200
-----------------------------------------------------------------------------------------------------------------------------
Health & Retirement Properties Trust                                                            6,800              127,500
-----------------------------------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                                   3,100              132,525
                                                                                                              ---------------
                                                                                                                   694,612
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%

HSB Group, Inc.                                                                                 2,500              130,469
-----------------------------------------------------------------------------------------------------------------------------
Housing Related - 0.9%
-----------------------------------------------------------------------------------------------------------------------------
Homebuilders/Real Estate - 0.9%

Cornerstone Properties, Inc.                                                                    8,300              153,031
-----------------------------------------------------------------------------------------------------------------------------
Tower Realty Trust, Inc.                                                     (9)                5,000              126,250
                                                                                                              ---------------
                                                                                                                   279,281
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.2%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.5%

General Dynamics Corp.                                                                          2,300              186,731
-----------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           1,200              114,075
-----------------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                       2,400              137,400
                                                                                                              ---------------
                                                                                                                   438,206
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 0.7%

PACCAR, Inc.                                                                                    5,000              225,312
-----------------------------------------------------------------------------------------------------------------------------
RETAIL - 1.2%
-----------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES - 0.4%

Penney (J.C.) Co., Inc.                                                                         2,100              123,244
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 0.8%

Brown Group, Inc.                                                                               6,500               98,313
-----------------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                              5,000              145,625
                                                                                                              ---------------
                                                                                                                   243,938


12 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                                              MARKET VALUE
                                                                                          SHARES              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 0.0%

Nextel Communications, Inc., Cl. A                                           (9)                  154         $      4,043
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
-----------------------------------------------------------------------------------------------------------------------------
RAILROADS - 0.7%

GATX Corp.                                                                                      3,100              200,144
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES - 6.7%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.4%

Duke Energy Corp.                                                                               3,704              178,718
-----------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                 3,000              155,063
-----------------------------------------------------------------------------------------------------------------------------
Illinova Corp.                                                                                  4,000               89,000
-----------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                                   5,000              146,563
-----------------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                         3,900              145,275
                                                                                                              ---------------
                                                                                                                   714,619
-----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.2%

El Paso Natural Gas Co.                                                                         3,800              227,763
-----------------------------------------------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                                                          3,700              128,113
-----------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                           3,700              163,263
-----------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                   3,300              127,463
                                                                                                              ---------------
                                                                                                                   646,602
-----------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------
Ameritech Corp.                                                                                 2,100              136,500
-----------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                                             2,473              197,531
-----------------------------------------------------------------------------------------------------------------------------
Frontier Corp.                                                                                  5,700              123,263
-----------------------------------------------------------------------------------------------------------------------------
U S West Communications Group                                                                   4,200              167,213
                                                                                                              ---------------
                                                                                                                   624,507
                                                                                                              ---------------

Total Common Stocks (Cost $5,534,380)                                                                            7,092,167

-----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg. (Cost $115,000)                                  1,200              174,000



                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Australis Media Ltd. Wts., Exp. 5/00                                          (1)                  75                   --
-----------------------------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01                          (1)                 333                  333
-----------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00                               (1)                  50                3,500
-----------------------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., 8/07                                                             258                    3
-----------------------------------------------------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 12/49                                       (1)                  50                  750
                                                                                                              ---------------

Total Rights, Warrants and Certificates (Cost $470)                                                                  4,586


13 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Income Fund

                                                                                          FACE                MARKET VALUE
                                                                                          AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.3%
-----------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 5.68%,
dated 10/31/97, to be repurchased at $1,883,891 on 11/3/97,
collateralized by U.S. Treasury Nts., 7.25%, 8/15/04, with a
value of $1,923,955 (Cost $1,883,000)                                                     $  1,883,000        $  1,883,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $27,723,982)                                                     99.1%        29,794,676
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                     0.9            259,607
                                                                                            --------------    ---------------
NET ASSETS                                                                                        100.0%      $ 30,054,283
                                                                                            --------------    ---------------
                                                                                            --------------    ---------------



1. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $965,905 or 3.21% of the Fund's net assets as of October 31, 1997.
4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
6.  Represents the current interest rate for an increasing rate security.
7.  Interest or dividend is paid in kind.
8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
9.  Non-income producing security.
See accompanying Notes to Financial Statements.


14 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS OCTOBER 31, 1997
Oppenheimer LifeSpan Balanced Fund

                                                                                                                    MARKET VALUE
                                                                                                    SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 57.7%
-----------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
Ciba Specialty Chemicals AG                                                                  (1)           1,200    $     118,162
-----------------------------------------------------------------------------------------------------------------------------------
Dexter Corp.                                                                                               5,000          196,250
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                                                                            2,100          119,437
-----------------------------------------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                                               15,900          137,137
-----------------------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                                                        1,000           36,252
-----------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                                           2,834           95,470
                                                                                                                    ---------------
                                                                                                                          702,708
-----------------------------------------------------------------------------------------------------------------------------------
METALS - 0.8%
Allegheny Teledyne, Inc.                                                                                   4,000          105,250
-----------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                                 3,700          178,987
-----------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc.                                                                                   7,400          155,862
-----------------------------------------------------------------------------------------------------------------------------------
UNR Industries, Inc.                                                                                      25,000          128,125
                                                                                                                    ---------------
                                                                                                                          568,224
-----------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.9%
Fletcher Challenge Forest                                                                                 80,000           77,345
-----------------------------------------------------------------------------------------------------------------------------------
Fort James Corp.                                                                                           4,675          185,539
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                                    2,900          130,500
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico, SA                                                                              16,000           69,582
-----------------------------------------------------------------------------------------------------------------------------------
Unisource Worldwide, Inc.                                                                                  8,100          132,131
                                                                                                                    ---------------
                                                                                                                          595,097
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 7.1%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.1%
Bridgestone Corp.                                                                                          3,000           64,854
-----------------------------------------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                                               9,900          182,531
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.                                                                                 2,600          162,825
-----------------------------------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                                                700           79,823
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp.                                                                                   (1)           1,400           67,287
-----------------------------------------------------------------------------------------------------------------------------------
Rinnai Corp.                                                                                               3,000           48,890
-----------------------------------------------------------------------------------------------------------------------------------
Tower Realty Trust, Inc.                                                                     (1)           6,000          151,500
                                                                                                                    ---------------
                                                                                                                          757,710
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.7%
Alaska Air Group, Inc.                                                                       (1)           2,200           73,425
-----------------------------------------------------------------------------------------------------------------------------------
America West Holdings Corp., Cl. B                                                           (1)           4,100           60,731
-----------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                                                    (1)           1,700          197,944
-----------------------------------------------------------------------------------------------------------------------------------
CDL Hotels International Ltd.                                                                            290,000           83,479
-----------------------------------------------------------------------------------------------------------------------------------
Granada Group plc                                                                                          9,000          124,057
-----------------------------------------------------------------------------------------------------------------------------------
Landry's Seafood Restaurants, Inc.                                                           (1)           2,500           70,000
-----------------------------------------------------------------------------------------------------------------------------------
Piccadilly Cafeterias, Inc.                                                                                7,900          117,512
-----------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.                                                                          (1)           5,800          133,400
-----------------------------------------------------------------------------------------------------------------------------------
UAL Corp.                                                                                    (1)             900           78,862
-----------------------------------------------------------------------------------------------------------------------------------
Vistana, Inc.                                                                                (1)          10,100          231,037
                                                                                                                    ---------------
                                                                                                                        1,170,447
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.9%
Applied Graphics Technologies, Inc.                                                          (1)           4,200          224,700
-----------------------------------------------------------------------------------------------------------------------------------
Benpres Holdings Corp., Sponsored GDR                                                        (1)           5,000           23,125


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

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                                    MARKET VALUE
                                                                                                    SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
Reed International plc                                                                                     9,000    $      88,968
-----------------------------------------------------------------------------------------------------------------------------------
Reuters Holdings plc                                                                                       8,000           86,729
-----------------------------------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                                                26,000           72,320
-----------------------------------------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                                                            900          110,557
                                                                                                                    ---------------
                                                                                                                          606,399
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.6%
adidas AG                                                                                                    900          131,249
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Corp.                                                                                        1,500           94,219
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                            (1)           1,600           70,400
-----------------------------------------------------------------------------------------------------------------------------------
Marks & Spencer plc                                                                                       13,000          131,888
-----------------------------------------------------------------------------------------------------------------------------------
North Face, Inc. (The)                                                                       (1)           5,100          120,487
-----------------------------------------------------------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                                                                                    5,700          334,519
-----------------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                                 7,975          175,450
                                                                                                                    ---------------
                                                                                                                        1,058,212
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.8%
Argos plc                                                                                                 10,000          105,896
-----------------------------------------------------------------------------------------------------------------------------------
Brown Group, Inc.                                                                                          8,300          125,537
-----------------------------------------------------------------------------------------------------------------------------------
Brylane, Inc.                                                                                (1)             400           17,375
-----------------------------------------------------------------------------------------------------------------------------------
Dickson Concepts International Ltd.                                                                       42,000           90,472
-----------------------------------------------------------------------------------------------------------------------------------
Eagle Hardware & Garden, Inc.                                                                (1)           7,100          120,700
-----------------------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc.                                                                          (1)           4,300           93,525
-----------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                                              2,700          110,573
-----------------------------------------------------------------------------------------------------------------------------------
Koninklijke Ahold NV                                                                                       3,600           92,192
-----------------------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                                         5,800          168,925
-----------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                                                                     (1)           1,500           83,625
-----------------------------------------------------------------------------------------------------------------------------------
Shimamura Co. Ltd.                                                                                         2,000           54,045
-----------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                           (1)           4,300          156,950
                                                                                                                    ---------------
                                                                                                                        1,219,815
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 7.9%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.4%
Embotelladora Andina SA, Series A, Sponsored ADR                                                           3,200           76,800
-----------------------------------------------------------------------------------------------------------------------------------
Embotelladora Andina SA, Series B, Sponsored ADR                                                           3,200           65,600
-----------------------------------------------------------------------------------------------------------------------------------
Quilmes Industrial Quinsa SA, Sponsored ADR                                                                3,750           46,406
-----------------------------------------------------------------------------------------------------------------------------------
Scottish & Newcastle plc                                                                                   6,000           67,361
                                                                                                                    ---------------
                                                                                                                          256,167
-----------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.7%
American Stores Co.                                                                                        5,400          138,712
-----------------------------------------------------------------------------------------------------------------------------------
Carrefour Supermarche SA                                                                                     190           98,962
-----------------------------------------------------------------------------------------------------------------------------------
Colruyt SA                                                                                                   250          134,126
-----------------------------------------------------------------------------------------------------------------------------------
Jeronimo Martins & Filho, SA                                                                               1,400           91,218
-----------------------------------------------------------------------------------------------------------------------------------
JP Foodservice, Inc.                                                                         (1)           4,000          127,750
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                   (1)           5,300          172,912
-----------------------------------------------------------------------------------------------------------------------------------
Morningstar Group, Inc.                                                                      (1)           3,500          149,625
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                (1)           2,000          116,250
-----------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                                                         40,000          132,140
                                                                                                                    ---------------
                                                                                                                        1,161,695


16 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                                   MARKET VALUE
                                                                                                   SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.3%
Dura Pharmaceuticals, Inc.                                                                   (1)           3,500    $     169,312
-----------------------------------------------------------------------------------------------------------------------------------
Gedeon Richter                                                                               (2)           1,000           92,066
-----------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome plc, Sponsored ADR                                                                          4,300          184,094
-----------------------------------------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.                                                                 (1)           1,200           96,600
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                                          (1)           4,250          204,531
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                                  100          157,048
-----------------------------------------------------------------------------------------------------------------------------------
Novo-Nordisk AS, B Shares                                                                                  1,000          108,382
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                              12          105,744
-----------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                                1,000           98,190
-----------------------------------------------------------------------------------------------------------------------------------
SKW Trostberg AG                                                                                           3,000          103,710
-----------------------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                                            5,000          136,360
-----------------------------------------------------------------------------------------------------------------------------------
Zeneca Group plc                                                                                           4,000          126,170
                                                                                                                    ---------------
                                                                                                                        1,582,207
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.7%
Acuson Corp.                                                                                 (1)           5,800          108,750
-----------------------------------------------------------------------------------------------------------------------------------
Alternative Living Services, Inc.                                                            (1)           4,000           98,000
-----------------------------------------------------------------------------------------------------------------------------------
Concentra Managed Care, Inc.                                                                 (1)           1,000           32,625
-----------------------------------------------------------------------------------------------------------------------------------
FPA Medical Management, Inc.                                                                 (1)           4,800          115,800
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Financial Partners, Inc.                                                          (1)             700           24,150
-----------------------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                                                         1,500           95,812
-----------------------------------------------------------------------------------------------------------------------------------
National Surgery Centers, Inc.                                                               (1)           8,800          220,000
-----------------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.                                                                (1)           4,700          198,575
-----------------------------------------------------------------------------------------------------------------------------------
Renal Treatment Centers, Inc.                                                                (1)           3,400          112,837
-----------------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp.                                                                            (1)           6,200          215,450
-----------------------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                                                    16,894          160,062
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                                       (1)           4,635          141,657
-----------------------------------------------------------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.                                                              (1)           6,166          189,990
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                                                              (1)           1,800           82,350
                                                                                                                    ---------------
                                                                                                                        1,796,058
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.8%
Blyth Industries, Inc.                                                                       (1)           4,050          100,744
-----------------------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                                                      350          123,793
-----------------------------------------------------------------------------------------------------------------------------------
Premark International, Inc.                                                                                5,600          151,550
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt & Colman plc                                                                                       9,000          138,017
                                                                                                                    ---------------
                                                                                                                          514,104
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 1.4%
Diamond Offshore Drilling, Inc.                                                                            4,600          286,350
-----------------------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.                                                                          (1)           4,300          133,838
-----------------------------------------------------------------------------------------------------------------------------------
Oryx Energy Co.                                                                              (1)           4,300          118,519
-----------------------------------------------------------------------------------------------------------------------------------
Pool Energy Services Co.                                                                     (1)           2,700           91,631
-----------------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                                            3,000          197,063
-----------------------------------------------------------------------------------------------------------------------------------
Varco International, Inc.                                                                    (1)           2,200          134,063
                                                                                                                    ---------------
                                                                                                                          961,464
-----------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 3.9%
Amoco Corp.                                                                                                3,100          284,231
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                                                     3,000          246,938


17 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                                   MARKET VALUE
                                                                                                   SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED (CONTINUED)
Chevron Corp.                                                                                              5,900    $     489,331
-----------------------------------------------------------------------------------------------------------------------------------
Cliffs Drilling Co.                                                                          (1)           1,100           79,956
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Corp.                                                                                                5,500          337,906
-----------------------------------------------------------------------------------------------------------------------------------
Mobil Corp.                                                                                                5,000          364,063
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                                 9,800          273,175
-----------------------------------------------------------------------------------------------------------------------------------
Patterson Energy, Inc.                                                                       (1)           2,400          134,400
v-----------------------------------------------------------------------------------------------------------------------------------
Quinenco SA, ADR                                                                             (1)           2,700           39,488
-----------------------------------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                                                         14,000           99,189
-----------------------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                                         1,641          181,734
-----------------------------------------------------------------------------------------------------------------------------------
UTI Energy Corp.                                                                             (1)           2,200           98,175
                                                                                                                    ---------------
                                                                                                                        2,628,586
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 9.2%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS - 3.8%
Banco Popular Espanol SA                                                                                   1,600           94,202
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi Ltd.                                                                              6,000           78,324
-----------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp.                                                                                          4,200          300,300
-----------------------------------------------------------------------------------------------------------------------------------
BankBoston Corp.                                                                                           4,800          389,100
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG                                                                                  1,850          107,379
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                                          700           98,880
-----------------------------------------------------------------------------------------------------------------------------------
Credito Italiano                                                                             (1)          48,000          128,225
-----------------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                                          7,400          363,063
-----------------------------------------------------------------------------------------------------------------------------------
Halifax plc                                                                                  (1)           9,000          102,098
-----------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                                      17,000          212,380
-----------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Trust & Banking Corp.                                                                           8,000           98,445
-----------------------------------------------------------------------------------------------------------------------------------
NationsBank Corp.                                                                                          4,400          263,450
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                          1,200          349,650
                                                                                                                    ---------------
                                                                                                                        2,585,496
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 3.6%
Amresco, Inc.                                                                                (1)           7,300          229,038
-----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                                      5,400          162,000
-----------------------------------------------------------------------------------------------------------------------------------
Capstone Capital Corp.                                                                                     6,700          158,287
-----------------------------------------------------------------------------------------------------------------------------------
Cattles plc                                                                                               12,000           75,259
-----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                                                                        9,200          331,200
-----------------------------------------------------------------------------------------------------------------------------------
Haw Par Brothers International Ltd.                                                                       41,000           66,464
-----------------------------------------------------------------------------------------------------------------------------------
Health & Retirement Properties Trust                                                                       7,800          146,250
-----------------------------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                                               2,552          107,170
-----------------------------------------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                                                      3,600           73,487
-----------------------------------------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                                              3,900          166,725
-----------------------------------------------------------------------------------------------------------------------------------
Money Store, Inc. (The)                                                                                    1,700           48,238
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.                                                                3,300          161,700
-----------------------------------------------------------------------------------------------------------------------------------
Nichiei Co. Ltd.                                                                                           1,300          142,679
-----------------------------------------------------------------------------------------------------------------------------------
Perlis Plantations Berhad                                                                                 28,000           50,985
-----------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc.                                                                                              1,600          124,300
-----------------------------------------------------------------------------------------------------------------------------------
Sirrom Capital Corp.                                                                                       2,400          120,900
-----------------------------------------------------------------------------------------------------------------------------------
Southcorp Holdings Ltd.                                                                                   14,000           46,813
-----------------------------------------------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                                                                 87,000           92,296


18 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                                   MARKET VALUE
                                                                                                   SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
Travelers Group, Inc.                                                                                      2,600    $     182,000
                                                                                                                    ---------------
                                                                                                                        2,485,791
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.8%
AFLAC, Inc.                                                                                                1,500           76,313
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                             1,200           99,525
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                                2,500          165,625
-----------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                                              5,300          231,213
-----------------------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                                                       4,500          185,344
-----------------------------------------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                                            2,700          140,906
-----------------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.                                                                (1)           1,500           45,375
-----------------------------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                                            3,900          155,513
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                                                   3,600          130,050
                                                                                                                    ---------------
                                                                                                                        1,229,864
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 8.3%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.6%
ABB AG                                                                                                        65           84,951
-----------------------------------------------------------------------------------------------------------------------------------
Johnson Electric Holdings Ltd.                                                                            42,000          114,652
-----------------------------------------------------------------------------------------------------------------------------------
Power Technologies, Inc.                                                                     (1)           3,400          104,975
-----------------------------------------------------------------------------------------------------------------------------------
Siebe plc                                                                                                  5,000           96,003
                                                                                                                    ---------------
                                                                                                                          400,581
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 3.3%
Adecco SA                                                                                                    300           95,604
-----------------------------------------------------------------------------------------------------------------------------------
American Disposal Services, Inc.                                                             (1)           5,000          176,250
-----------------------------------------------------------------------------------------------------------------------------------
Caribiner International, Inc.                                                                (1)           2,800          125,475
-----------------------------------------------------------------------------------------------------------------------------------
Central Parking Corp.                                                                                      1,500           81,938
-----------------------------------------------------------------------------------------------------------------------------------
Computer Horizons Corp.                                                                      (1)           6,550          198,956
-----------------------------------------------------------------------------------------------------------------------------------
Computer Task Group, Inc.                                                                                  7,800          220,350
-----------------------------------------------------------------------------------------------------------------------------------
Corestaff, Inc.                                                                              (1)           5,900          146,025
-----------------------------------------------------------------------------------------------------------------------------------
Eastern Environmental Services, Inc.                                                         (1)           6,300          160,650
-----------------------------------------------------------------------------------------------------------------------------------
Guilbert SA                                                                                                  625           81,437
-----------------------------------------------------------------------------------------------------------------------------------
Hays plc                                                                                                  13,000          152,598
-----------------------------------------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                                                     2,500          112,500
-----------------------------------------------------------------------------------------------------------------------------------
Kurita Water Industries Ltd.                                                                               5,000           88,135
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.                                                                        (1)           3,800          128,725
-----------------------------------------------------------------------------------------------------------------------------------
SpeedFam International, Inc.                                                                 (1)           1,300           48,263
-----------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.                                                                             (1)           5,600          146,300
-----------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A                                                  (1)           4,700          183,888
-----------------------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                                                 4,700           85,775
                                                                                                                    ---------------
                                                                                                                        2,232,869
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.6%
Aeroquip-Vickers, Inc.                                                                                     2,000          104,125
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                                                                                 4,000          116,000
-----------------------------------------------------------------------------------------------------------------------------------
Canon Sales Co., Inc.                                                                                        300            5,463
-----------------------------------------------------------------------------------------------------------------------------------
Case Corp.                                                                                                 3,700          221,306
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                                4,300          226,288
-----------------------------------------------------------------------------------------------------------------------------------
Halter Marine Group, Inc.                                                                    (1)           1,800           94,163
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                                                         4,200          163,538


19 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                                   MARKET VALUE
                                                                                                   SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
Mannesmann AG                                                                                                250    $     106,034
-----------------------------------------------------------------------------------------------------------------------------------
NSK Ltd.                                                                                                   7,000           29,101
-----------------------------------------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                                               9,000          405,563
-----------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                                      2,600          108,713
-----------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                            11,000          141,764
-----------------------------------------------------------------------------------------------------------------------------------
SMC Corp.                                                                                                    500           43,236
-----------------------------------------------------------------------------------------------------------------------------------
Smiths Industries plc                                                                                      5,000           72,107
-----------------------------------------------------------------------------------------------------------------------------------
Societe BIC SA                                                                                             1,400           95,594
-----------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                              4,200          242,813
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc.                                                                                      8,550          229,781
                                                                                                                    ---------------
                                                                                                                        2,405,589
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.8%
Brambles Industries Ltd.                                                                                   4,100           78,578
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                         1,300          123,500
-----------------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                                 3,600          232,425
-----------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc.                                                                      (1)             500           18,188
-----------------------------------------------------------------------------------------------------------------------------------
MotivePower Industries, Inc.                                                                 (1)           2,100           55,913
                                                                                                                    ---------------
                                                                                                                          508,604
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 11.8%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.3%
General Dynamics Corp.                                                                                     3,900          316,631
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                      2,600          247,163
-----------------------------------------------------------------------------------------------------------------------------------
REMEC, Inc.                                                                                  (1)           2,700           68,513
-----------------------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                                  4,600          263,350
                                                                                                                    ---------------
                                                                                                                          895,657
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.0%
Apex PC Solutions, Inc.                                                                      (1)           3,000           77,250
-----------------------------------------------------------------------------------------------------------------------------------
CFM Technologies, Inc.                                                                       (1)           1,700           31,025
-----------------------------------------------------------------------------------------------------------------------------------
CHS Electronics, Inc.                                                                        (1)           1,050           25,659
-----------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                        (1)           2,800          178,500
-----------------------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.                                                                      (1)           1,600           29,200
-----------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.                                                                    (1)           4,650          181,931
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                      1,700          166,706
-----------------------------------------------------------------------------------------------------------------------------------
Level One Communications, Inc.                                                               (1)             900           40,500
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                                                     (1)             800           24,450
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                                                      (1)           3,200          160,800
-----------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.                                                                                (1)           3,900          123,338
-----------------------------------------------------------------------------------------------------------------------------------
Semtech Corp.                                                                                (1)           1,500           69,844
-----------------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp. (New)                                                               (1)           4,500          264,094
                                                                                                                    ---------------
                                                                                                                        1,373,297
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 2.8%
BEA Systems, Inc.                                                                            (1)           7,500          101,250
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                              1,200           46,425
-----------------------------------------------------------------------------------------------------------------------------------
HNC Software, Inc.                                                                           (1)           2,600           96,200
-----------------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc.                                                                     (1)           3,400          106,250
-----------------------------------------------------------------------------------------------------------------------------------
Pegasystems, Inc.                                                                            (1)           5,300           96,725
-----------------------------------------------------------------------------------------------------------------------------------
Remedy Corp.                                                                                 (1)           3,000          141,000


20 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                                   MARKET VALUE
                                                                                                   SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES (CONTINUED)
SAP AG, Preference                                                                                           500    $     149,464
-----------------------------------------------------------------------------------------------------------------------------------
Sapient Corp.                                                                                (1)           2,500          133,125
-----------------------------------------------------------------------------------------------------------------------------------
Security Dynamics Technologies, Inc.                                                         (1)           4,000          135,500
-----------------------------------------------------------------------------------------------------------------------------------
Summit Design, Inc.                                                                          (1)           1,400           20,300
-----------------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc.                                                                      (1)           5,800          144,275
-----------------------------------------------------------------------------------------------------------------------------------
Technology Solutions Co.                                                                     (1)           6,350          200,025
-----------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                                                                       (1)           3,500          145,688
-----------------------------------------------------------------------------------------------------------------------------------
Viasoft, Inc.                                                                                (1)           2,700          110,700
-----------------------------------------------------------------------------------------------------------------------------------
Visio Corp.                                                                                  (1)           3,100          115,281
-----------------------------------------------------------------------------------------------------------------------------------
Wind River Systems                                                                           (1)           3,200          122,800
                                                                                                                    ---------------
                                                                                                                        1,865,008
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.2%
ATMI, Inc.                                                                                   (1)           3,300           88,688
-----------------------------------------------------------------------------------------------------------------------------------
Bowthorpe plc                                                                                             11,000           72,492
-----------------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc.                                                          (1)           2,300          111,550
-----------------------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                                     15,000          116,335
-----------------------------------------------------------------------------------------------------------------------------------
Getronics NV                                                                                               3,000           99,087
-----------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co.                                                                                        2,000          130,540
-----------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                                660           98,778
-----------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                                                         4,000           67,182
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                 (1)           3,000          108,000
-----------------------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                                                4,000           67,847
-----------------------------------------------------------------------------------------------------------------------------------
Philips Electronics NV                                                                                     1,300          101,818
-----------------------------------------------------------------------------------------------------------------------------------
Philips Electronics NV, NY Shares                                                                          1,400          109,725
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Ltd., Sponsored GDR                                                      (2)           2,400           24,444
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Ltd., Sponsored GDR                                                   (1)(2)              38              793
-----------------------------------------------------------------------------------------------------------------------------------
Sawtek, Inc.                                                                                 (1)           2,200           74,800
-----------------------------------------------------------------------------------------------------------------------------------
SCI Systems, Inc.                                                                            (1)           2,400          105,600
-----------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                                 1,900          157,820
-----------------------------------------------------------------------------------------------------------------------------------
TDK Corp.                                                                                                  1,000           82,980
-----------------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                                                  (1)           3,650          158,319
-----------------------------------------------------------------------------------------------------------------------------------
VTech Holdings Ltd.                                                                                       50,000           97,678
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                                                 (1)           5,900          259,600
                                                                                                                    ---------------
                                                                                                                        2,134,076
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.5%
Boston Communications Group, Inc.                                                            (1)           2,000           29,500
-----------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc                                                                         9,500           67,386
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                                                    (1)           4,700          193,875
-----------------------------------------------------------------------------------------------------------------------------------
DSP Communications, Inc.                                                                     (1)           8,800          162,800
-----------------------------------------------------------------------------------------------------------------------------------
Ericsson LM, B Shares                                                                                      3,520          155,206
-----------------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                                            3,400           84,681
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A                                                           (1)             309            8,111
-----------------------------------------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                                                                            14          118,733
-----------------------------------------------------------------------------------------------------------------------------------
P-COM, Inc.                                                                                  (1)           6,800          136,850
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.                                                               (1)           3,400          130,050
-----------------------------------------------------------------------------------------------------------------------------------
SK Telecommunications Co. Ltd., ADR                                                                        6,600           36,300
-----------------------------------------------------------------------------------------------------------------------------------
Tekelec                                                                                      (1)           3,400          142,375


21 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund
                                                                                                                   MARKET VALUE
                                                                                                   SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
Telecom Italia Mobile SpA                                                                                 30,000    $     111,469
-----------------------------------------------------------------------------------------------------------------------------------
Uniphase Corp.                                                                               (1)           2,100          140,963
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                                        28,000          153,889
                                                                                                                    ---------------
                                                                                                                        1,672,188
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 5.4%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.6%
Duke Energy Corp.                                                                                          4,449          214,664
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                            5,800          299,788
-----------------------------------------------------------------------------------------------------------------------------------
Illinova Corp.                                                                                             4,500          100,125
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                                              5,700          167,081
-----------------------------------------------------------------------------------------------------------------------------------
Veba AG                                                                                                    2,000          112,715
-----------------------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                                    4,600          171,350
                                                                                                                    ---------------
                                                                                                                        1,065,723
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.8%
Columbia Gas System, Inc.                                                                                  4,900          354,025
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Natural Gas Co.                                                                                    4,600          275,713
-----------------------------------------------------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                                                                     4,400          152,350
-----------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                                      4,600          202,975
-----------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                              4,200          162,225
-----------------------------------------------------------------------------------------------------------------------------------
RWE AG, Preference                                                                                         2,500           92,162
                                                                                                                    ---------------
                                                                                                                        1,239,450
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 2.0%
Ameritech Corp.                                                                                            2,500          162,500
-----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                                                        4,280          341,865
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Corp.                                                                                             9,500          205,438
-----------------------------------------------------------------------------------------------------------------------------------
Tel-Save Holdings, Inc.                                                                      (1)           6,400          137,600
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica de Espana                                                                                       3,500           95,236
-----------------------------------------------------------------------------------------------------------------------------------
U S West Communications Group                                                                             11,200          445,900
                                                                                                                    ---------------
                                                                                                                        1,388,539
                                                                                                                    ---------------
Total Common Stocks (Cost $32,198,814)                                                                                 39,061,625

                                                                                                   SHARES
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg. (Cost $114,800)                                             1,200          174,000


                                                                                                   UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Australis Media Ltd. Wts., Exp. 5/00                                                         (3)             150               --
-----------------------------------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01                                         (3)             666              667
-----------------------------------------------------------------------------------------------------------------------------------
Haw Par Brothers International Ltd. Wts., Exp. 7/01                                                        3,000              992
-----------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00                                              (3)             100            7,000
-----------------------------------------------------------------------------------------------------------------------------------
Mccaw International Ltd. Wts., Exp. 4/07                                                     (3)             100              250
-----------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
Conditional Wts., Exp. 12/97                                                                 (3)             500              313
Wts., Exp. 12/97                                                                             (3)             500            6,500
-----------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., 8/07                                                                        516                5


22 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                                   MARKET VALUE
                                                                                                   UNITS           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 12/49                                                      (3)             100    $       1,500
                                                                                                                    ---------------

Total Rights, Warrants and Certificates (Cost $10,124)                                                                     17,227

                                                                                                   FACE
                                                                                                   AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset Backed Certificates, Series
1997-1, Cl. A, 6.25%, 8/25/05                                                                      $     125,000          124,945
-----------------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series 1997-2, Cl. A,
6.752%, 6/25/07                                                                              (3)         175,000          175,848
-----------------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust:
Receivables-Backed Nts., Series 1997-A, Cl. A5, 6.80%, 2/15/05                                           150,000          153,296
Series 1996-A, Cl. A4, 5.85%, 7/15/01                                                                    110,000          109,845
                                                                                                                    ---------------

Total Asset-Backed Securities (Cost $558,742)                                                                             563,934

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                                      250,000          247,813
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
Certificates:
5.50%, 6/1/98                                                                                              7,400            7,331
Series 1711, Cl. EA, 7%, 3/15/24                                                                         200,000          204,750
Gtd. Multiclass Mtg. Participation Certificates:
6%, 3/1/09                                                                                               178,221          176,820
Series 1574, Cl. PD, 5.55%, 3/15/13                                                                      100,000           99,750
Series 1843, Cl. VB, 7%, 4/15/03                                                                          65,000           66,909
Series 1849, Cl. VA, 6%, 12/15/10                                                                        179,450          177,432
Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 8.675%, 10/15/20                                                        (4)         400,000           89,203
Series 1583, Cl. IC, 9.283%, 1/15/20                                                         (4)         750,000          120,000
Series 1661, Cl. PK, 5.965%, 11/15/06                                                        (4)         874,957           74,098
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                              165,377          164,571
6.50%, 4/1/26                                                                                            140,587          138,466
7%, 4/1/00                                                                                                76,854           77,591
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1993-181, Cl. C, 5.40%,
10/25/02                                                                                                 177,327          176,441
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%,
7/25/08                                                                                                  151,551          150,764
Medium-Term Nts., 6.56%, 11/13/01                                                                        100,000          100,250
Trust 1994-13, Cl. B, 6.50%, 2/25/09                                                                     150,000          149,859


23 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                   FACE            MARKET VALUE
                                                                                                   AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                             $     149,164    $     139,841
-----------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1995-2, Cl. A3, 6.50%, 2/25/12                                                      125,000          125,566
-----------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through
Certificates, Series 1997-QS9, Cl. A2, 6.75%, 9/25/27                                                    175,000          175,260
                                                                                                                    ---------------

Total Mortgage-Backed Obligations (Cost $2,624,050)                                                                     2,662,715

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 7.50%, 11/15/16                                                                   1,550,000        1,772,329
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.50%, 8/15/05                                                                                           965,000        1,000,887
6.75%, 6/30/99                                                                                           720,000          732,825
7.50%, 11/15/01                                                                                          900,000          955,969
                                                                                                                    ---------------

Total U.S. Government Obligations (Cost $4,308,612)                                                                     4,462,010

-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 24.1%
-----------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.4%
Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                                       (2)         110,000          110,150
-----------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                                                    120,000          127,795
-----------------------------------------------------------------------------------------------------------------------------------
Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec. Disc. Nts.,
7/15/01                                                                                                  100,000          104,500
-----------------------------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., 9/15/07                                       (2)         125,000          125,625
-----------------------------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                                           65,000           83,022
-----------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05                                    (5)         100,000           98,000
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                                    65,000           79,576
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemical Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08                          (5)         125,000           91,250
-----------------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                                       125,000          138,125
                                                                                                                    ---------------
                                                                                                                          958,043
-----------------------------------------------------------------------------------------------------------------------------------
METALS - 1.0%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                               125,000          134,783
-----------------------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B,
4/15/03                                                                                                  100,000          103,000
-----------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                           100,000          107,750
-----------------------------------------------------------------------------------------------------------------------------------
NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                                                        75,000           86,062
-----------------------------------------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                                        50,000           48,500
-----------------------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                                         100,000          104,750
-----------------------------------------------------------------------------------------------------------------------------------
Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                                             100,000          105,750
                                                                                                                    ---------------
                                                                                                                          690,595
-----------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.6%
Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                                      (3)         110,000          110,275
-----------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                                            100,000          109,000
-----------------------------------------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                                                 (3)         100,000          113,750


24 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                   FACE            MARKET VALUE
                                                                                                   AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PAPER (CONTINUED)
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                                     $      50,000    $      51,125
                                                                                                                    ---------------
                                                                                                                          384,150
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 6.3%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.6%
Black & Decker Corp., 6.625% Nts., 11/15/00                                                              110,000          111,221
-----------------------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                                 60,000           61,743
-----------------------------------------------------------------------------------------------------------------------------------
IHF Holdings, Inc., 0%/15% Sr. Sub. Disc. Nts., Series B, 11/15/04                           (5)         125,000          107,500
-----------------------------------------------------------------------------------------------------------------------------------
Signature Brands, Inc., 13% Sr. Sub. Nts., 8/15/02                                           (3)         100,000          106,375
                                                                                                                    ---------------
                                                                                                                          386,839
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.4%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                                  (3)         125,000          139,375
-----------------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holdings Corp., 9.875% Sr. Sub. Nts., 10/15/07                           (2)         125,000          123,125
-----------------------------------------------------------------------------------------------------------------------------------
Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                                                110,000          110,147
-----------------------------------------------------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                                            125,000          133,750
-----------------------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03                                            250,000          238,750
-----------------------------------------------------------------------------------------------------------------------------------
GB Property Funding Corp., 10.875% First Mtg. Nts., 1/15/04                                              100,000           87,500
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                                                  50,000           51,327
-----------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr. Nts., 7/15/07                                               (2)         125,000          128,125
-----------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                          (2)         125,000          128,125
-----------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority (Connecticut), 13.50% Sr. Sec. Nts.,
Series B, 11/15/02                                                                                        50,000           64,250
-----------------------------------------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05                                                   125,000          134,062
-----------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                                                 125,000          130,625
-----------------------------------------------------------------------------------------------------------------------------------
Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                                                 100,000          108,500
-----------------------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                                  91,000           77,805
                                                                                                                    ---------------
                                                                                                                        1,655,466
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.5%
Adelphia Communications Corp., 10.50% Sr. Nts., 7/15/04                                      (2)         125,000          130,625
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 9.75% Sr. Sub. Debs., Series B,
11/30/07                                                                                                 100,000          100,500
-----------------------------------------------------------------------------------------------------------------------------------
Australis Media Ltd., 1.75%/15.75% Gtd. Sr. Sec. Disc. Nts., 5/15/03                         (6)         151,328          110,469
-----------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 9.875% Sr. Sub. Debs., 2/15/13                                                 75,000           80,062
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                                            100,000          107,000
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec. Disc. Nts., 3/15/04               (5)         100,000           79,500
-----------------------------------------------------------------------------------------------------------------------------------
Fox Kids Worldwide, Inc., 0%/10.25% Sr. Disc. Nts., 11/1/07                               (2)(5)         125,000           72,187
-----------------------------------------------------------------------------------------------------------------------------------
Fox/Liberty Networks LLC, 8.875% Sr. Nts., 8/15/07                                           (2)          50,000           50,000
-----------------------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., 8/15/04                                            (2)         125,000          130,937
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                         (2)         125,000          126,250
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.875% Sr. Nts., 7/15/07                                                    125,000          124,062
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                               100,000          105,250
-----------------------------------------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07                            (2)          75,000           77,625
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 7.45% Nts., 2/1/98                                                                    110,000          110,369
-----------------------------------------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                                            125,000          138,356


25 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                   FACE            MARKET VALUE
                                                                                                   AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
United International Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.:
Series B, 14%, 11/15/99                                                                      (7)   $     100,000    $      82,500
12.376%, 11/15/99                                                                            (7)          50,000           41,250
                                                                                                                    ---------------
                                                                                                                        1,666,942
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.7%
Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                                               90,000           91,597
-----------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                                  40,000           44,217
-----------------------------------------------------------------------------------------------------------------------------------
Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                                (3)         100,000          105,000
-----------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                                     220,000          227,044
                                                                                                                    ---------------
                                                                                                                          467,858
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.1%
K Mart Corp., 7.75% Debs., 10/1/12                                                                       100,000           94,500
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD - 0.9%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06                                (2)         125,000          125,313
-----------------------------------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts., 3/15/04                                       100,000           98,500
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                                                        120,000          121,531
-----------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                                                  115,000          115,666
-----------------------------------------------------------------------------------------------------------------------------------
Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts., 3/1/06                                         150,000          168,750
                                                                                                                    ---------------
                                                                                                                          629,760
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.2%
Integrated Health Services, Inc., 9.50% Sr. Sub. Nts., 9/15/07                               (2)         100,000          103,750
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.8%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                                      120,000          120,121
-----------------------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                                  125,000          139,688
-----------------------------------------------------------------------------------------------------------------------------------
Mariner Health Group, Inc., 9.50% Sr. Sub. Nts., Series B, 4/1/06                            (3)         125,000          130,000
-----------------------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts., 8/15/06                                           100,000          104,500
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                                              75,000           75,844
                                                                                                                    ---------------
                                                                                                                          570,153
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.4%
Dyersburg Corp., 9.75% Sr. Sub. Nts., 9/1/07                                                 (2)         100,000          102,500
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                                65,000           70,064
-----------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                                                  100,000          103,750
                                                                                                                    ---------------
                                                                                                                          276,314
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.9%
Coastal Corp.:
8.125% Sr. Nts., 9/15/02                                                                                  65,000           69,663
8.75% Sr. Nts., 5/15/99                                                                                   35,000           36,339
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                                              55,000           57,475
-----------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., 2/15/07                                                           125,000          125,000
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                                    75,000           80,169
-----------------------------------------------------------------------------------------------------------------------------------
Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06                              (5)         150,000          120,750
-----------------------------------------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., 6/15/02                                         (2)          75,000           77,250
-----------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                                       75,000           73,336
                                                                                                                    ---------------
                                                                                                                          639,982


26 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                   FACE            MARKET VALUE
                                                                                                   AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.6%
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                                            $      75,000    $      81,332
9% Debs., 8/15/99                                                                                         75,000           78,561
-----------------------------------------------------------------------------------------------------------------------------------
HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                                                        125,000          128,750
-----------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                           75,000           78,915
-----------------------------------------------------------------------------------------------------------------------------------
Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                                                  65,000           67,824
                                                                                                                    ---------------
                                                                                                                          435,382
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS - 0.8%
Chase Manhattan Corp. (New), 6.625% Sr. Nts., 1/15/98                                                     35,000           35,059
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp, 5.625% Sr. Nts., 2/15/01                                                                        65,000           64,245
-----------------------------------------------------------------------------------------------------------------------------------
First Fidelity Bancorp, 8.50% Sub. Capital Nts., 4/1/98                                                   35,000           35,331
-----------------------------------------------------------------------------------------------------------------------------------
First Union Corp., 6.75% Sr. Nts., 1/15/98                                                                35,000           35,067
-----------------------------------------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                                 110,000          122,706
-----------------------------------------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                                        110,000          111,090
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                                                145,000          145,076
                                                                                                                    ---------------
                                                                                                                          548,574
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.2%
American General Finance Corp., 8.50% Sr. Nts., 8/15/98                                                   45,000           45,910
-----------------------------------------------------------------------------------------------------------------------------------
American General Institutional Capital, 8.125% Bonds, Series B,
3/15/46                                                                                      (2)          75,000           80,645
-----------------------------------------------------------------------------------------------------------------------------------
Beneficial Corp., 9.125% Debs., 2/15/98                                                                  110,000          110,987
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                                      50,000           50,491
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp., 7.25% Nts., 12/1/03                                                            40,000           40,281
-----------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec. Unsub.
Nts., 1/26/01                                                                                             50,000           51,347
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                                        110,000          107,999
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:
6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                                             65,000           64,632
6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                                           45,000           45,009
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                                        110,000          110,468
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.625% Nts., 2/15/01                                                                                     125,000          123,073
5.65% Medium-Term Nts., 12/15/97                                                                         200,000          199,975
-----------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                                                    35,000           35,771
-----------------------------------------------------------------------------------------------------------------------------------
MCII Holdings (USA), Inc., 0%/15% Sec. Nts., 11/15/02                                        (5)         125,000          104,219
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                                            100,000          101,186
-----------------------------------------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50% sr. nts., 3/15/07 and one warrant to purchase 6.84 shares
of common stock)                                                                             (8)         125,000          128,750
-----------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D, 3/1/99                                              125,000          129,235
                                                                                                                    ---------------
                                                                                                                        1,529,978
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.7%
Cigna Corp., 7.90% Nts., 12/14/98                                                                        120,000          122,303
-----------------------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                                        100,000          109,067
-----------------------------------------------------------------------------------------------------------------------------------
SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                                   125,000          128,884


27 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                   FACE            MARKET VALUE
                                                                                                   AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE (CONTINUED)
Travelers Property Casualty Corp., 6.75% Nts., 4/15/01                                             $     110,000    $     111,873
                                                                                                                    ---------------
                                                                                                                          472,127
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
American Standard, Inc., 10.875% Sr. Nts., 5/15/99                                           (3)         100,000          106,250
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.9%
Beverly Enterprises, Inc., 9% Gtd. Sr. Nts., 2/15/06                                                     100,000          103,500
-----------------------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Nts., 10/15/04                                             (3)         125,000          123,125
-----------------------------------------------------------------------------------------------------------------------------------
Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                                                 125,000          135,938
-----------------------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                                     125,000          132,264
-----------------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06                                                 80,000           78,526
                                                                                                                    ---------------
                                                                                                                          573,353
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.0%
Day International Group, Inc., 11.125% Sr. Sub. Nts., Series B, 6/1/05                       (3)         100,000          107,500
-----------------------------------------------------------------------------------------------------------------------------------
Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                                          100,000          104,250
-----------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                                             100,000          109,750
-----------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/07                                                        125,000          126,250
-----------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                                            (3)          30,000           31,425
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                                  100,000          108,750
-----------------------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                             100,000          104,000
                                                                                                                    ---------------
                                                                                                                          691,925
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.6%
CSX Corp., 7.05% Debs., 5/1/02                                                                            70,000           71,641
-----------------------------------------------------------------------------------------------------------------------------------
Federal Express Corp., 6.25% Nts., 4/15/98                                                               165,000          165,204
-----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                               75,000           78,755
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                                                    105,000          106,962
                                                                                                                    ---------------
                                                                                                                          422,562
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.2%
GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                                            100,000          102,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.2%
Digital Equipment Corp., 7% Nts., 11/15/97                                                               159,000          159,051
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.5%
DecisionOne Corp., 9.75% Sr. Sub. Nts., 8/1/07                                                            75,000           77,625
-----------------------------------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                                (2)         125,000          123,906
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                                            100,000          112,500
                                                                                                                    ---------------
                                                                                                                          314,031
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.7%
American Communications Services, Inc., 0%/13% Sr. Disc.
Nts., 11/1/05                                                                                (5)         125,000           88,125
-----------------------------------------------------------------------------------------------------------------------------------
Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts., 11/1/06                            (5)         125,000           98,594
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                                      75,000           79,875
-----------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07                           (5)         125,000           96,875
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07                          (5)         125,000           80,625
-----------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/11.25% Sr. Disc. Nts., 7/15/07                           (5)         125,000           83,125
-----------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series
B, 2/1/06                                                                                    (5)         250,000          183,750


28 Oppenheimer LifeSpan Funds

-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund

                                                                                                   FACE            MARKET VALUE
                                                                                                   AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
IXC Communications, Inc., 12.50% Sr. Nts., Series B, 10/1/05                                       $     125,000    $     142,500
-----------------------------------------------------------------------------------------------------------------------------------
McCaw International Ltd., 0%/13% Sr. Disc. Nts., 4/15/07                                     (5)         100,000           61,500
-----------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07                                            (5)         100,000           69,500
-----------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B,
6/1/06                                                                                       (5)         125,000           83,750
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts., 8/15/04                                (5)         200,000          169,500
-----------------------------------------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc., 0%/13.50% Sr. Disc. Nts.,
8/1/07                                                                                       (3)(5)      150,000           85,500
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts.,
8/15/06                                                                                                  100,000          110,750
-----------------------------------------------------------------------------------------------------------------------------------
Teleport Communications Group, Inc.:
0%/11.125% Sr. Disc. Nts., 7/1/07                                                            (5)          50,000           39,438
9.875% Sr. Nts., 7/1/06                                                                                   50,000           54,875
-----------------------------------------------------------------------------------------------------------------------------------
U.S. West Capital Funding, Inc., 6.85% Gtd. Nts., 1/15/02                                                175,000          177,865
-----------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                                                     100,000          107,750
                                                                                                                    ---------------
                                                                                                                        1,813,897
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.4%
Consumers Energy Co., 8.75% First Mtg. Nts., 2/15/98                                                     110,000          110,719
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99                                (3)          50,000           50,500
-----------------------------------------------------------------------------------------------------------------------------------
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04                                            (3)         125,000          120,625
                                                                                                                    ---------------
                                                                                                                          281,844
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.5%
AES Corp., 8.50% Sr. Sub. Nts., 11/1/07                                                      (2)          50,000           49,375
-----------------------------------------------------------------------------------------------------------------------------------
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                                180,000          182,249
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                           75,000           78,922
                                                                                                                    ---------------
                                                                                                                          310,546
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.1%
GTE Corp., 8.85% Debs., 3/1/98                                                                            45,000           45,396
                                                                                                                    ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $15,857,137)                                                     16,331,268

-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Barnett Banks, Inc., 8.50% Sub. Exchangeable Nts., 3/1/99                                                 40,000           41,265
-----------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01                                  (3)         100,000           83,500
                                                                                                                    ---------------

Total Convertible Corporate Bonds and Notes (Cost $133,413)                                                               124,765

-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 5.68%,
dated 10/31/97, to be repurchased at $3,396,607 on 11/3/97,
collateralized by U.S. Treasury Nts., 7.25%, 8/15/04, with a
value of $3,468,840 (Cost $3,395,000)                                                                  3,395,000        3,395,000

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $59,200,693)                                                              98.6%      66,792,544
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                              1.4          914,212
                                                                                                 ---------------    ---------------
NET ASSETS                                                                                                 100.0%   $  67,706,756
                                                                                                 ---------------    ---------------
                                                                                                 ---------------    ---------------


29 Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Balanced Fund


--------------------------------------------------------------------------------
1.  Non-income producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,982,816 or 2.93% of the Fund's net assets as of October 31, 1997.
3. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
6.  Represents the current interest rate for an increasing rate security.
7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
See accompanying Notes to Financial Statements.


30 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS OCTOBER 31, 1997
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             SHARES                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 72.8%
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 3.5%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
Ciba Specialty Chemicals AG                                                  (1)                    1,200               $    118,162
------------------------------------------------------------------------------------------------------------------------------------
Dexter Corp.                                                                                        5,500                    215,875
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                                                                     2,300                    130,812
------------------------------------------------------------------------------------------------------------------------------------
Ethyl Corp.                                                                                        18,000                    155,250
------------------------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                                                 2,000                     72,504
------------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                                    3,149                    106,082
                                                                                                                        ------------
                                                                                                                             798,685
------------------------------------------------------------------------------------------------------------------------------------
METALS - 1.1%
Allegheny Teledyne, Inc.                                                                            4,100                    107,881
------------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                          4,100                    198,337
------------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc.                                                                            8,800                    185,350
------------------------------------------------------------------------------------------------------------------------------------
UNR Industries, Inc.                                                                               27,300                    139,912
                                                                                                                        ------------
                                                                                                                             631,480
------------------------------------------------------------------------------------------------------------------------------------
PAPER - 1.1%
Fletcher Challenge Forest                                                                          85,000                     82,180
------------------------------------------------------------------------------------------------------------------------------------
Fort James Corp.                                                                                    5,225                    207,367
------------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                             3,100                    139,500
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico, SA                                                                       17,000                     73,931
------------------------------------------------------------------------------------------------------------------------------------
Unisource Worldwide, Inc.                                                                           9,300                    151,706
                                                                                                                        ------------
                                                                                                                             654,684
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 9.0%
------------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.5%
Bridgestone Corp.                                                                                   4,000                     86,472
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone Properties, Inc.                                                                       11,400                    210,187
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.                                                                          3,000                    187,875
------------------------------------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                                         900                    102,630
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp.                                                                   (1)                    1,500                     72,094
------------------------------------------------------------------------------------------------------------------------------------
Rinnai Corp.                                                                                        5,000                     81,483
------------------------------------------------------------------------------------------------------------------------------------
Tower Realty Trust, Inc.                                                     (1)                    6,800                    171,700
                                                                                                                        ------------
                                                                                                                             912,441
------------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.2%
Alaska Air Group, Inc.                                                       (1)                    2,300                     76,762
------------------------------------------------------------------------------------------------------------------------------------
America West Holdings Corp., Cl. B                                           (1)                    4,500                     66,656
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                                    (1)                    1,900                    221,231
------------------------------------------------------------------------------------------------------------------------------------
CDL Hotels International Ltd.                                                                     330,000                     94,993
------------------------------------------------------------------------------------------------------------------------------------
Granada Group plc                                                                                  10,000                    137,841
------------------------------------------------------------------------------------------------------------------------------------
Landry's Seafood Restaurants, Inc.                                           (1)                    2,800                     78,400
------------------------------------------------------------------------------------------------------------------------------------
Piccadilly Cafeterias, Inc.                                                                         8,700                    129,412
------------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.                                                          (1)                    6,775                    155,825
------------------------------------------------------------------------------------------------------------------------------------
UAL Corp.                                                                    (1)                    1,000                     87,625
------------------------------------------------------------------------------------------------------------------------------------
Vistana, Inc.                                                                (1)                   11,600                    265,350
                                                                                                                        ------------
                                                                                                                           1,314,095
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.1%
Applied Graphics Technologies, Inc.                                          (1)                    4,800                    256,800



31 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             SHARES                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
Benpres Holdings Corp., Sponsored GDR                                        (1)                    5,000               $     23,125
------------------------------------------------------------------------------------------------------------------------------------
Reed International plc                                                                             10,000                     98,853
------------------------------------------------------------------------------------------------------------------------------------
Reuters Holdings plc                                                                                9,000                     97,571
------------------------------------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                                         28,000                     77,883
------------------------------------------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                                                   1,000                    122,841
                                                                                                                        ------------
                                                                                                                             677,073
------------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.0%
adidas AG                                                                                           1,000                    145,833
------------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson Corp.                                                                                 1,600                    100,500
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                            (1)                    1,600                     70,400
------------------------------------------------------------------------------------------------------------------------------------
Marks & Spencer plc                                                                                15,000                    152,179
------------------------------------------------------------------------------------------------------------------------------------
North Face, Inc. (The)                                                       (1)                    5,900                    139,387
------------------------------------------------------------------------------------------------------------------------------------
Penney (J.C.) Co., Inc.                                                                             6,400                    375,600
------------------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                          9,100                    200,200
                                                                                                                        ------------
                                                                                                                           1,184,099
------------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.2%
Argos plc                                                                                          11,400                    120,722
------------------------------------------------------------------------------------------------------------------------------------
Brown Group, Inc.                                                                                   9,300                    140,662
------------------------------------------------------------------------------------------------------------------------------------
Brylane, Inc.                                                                (1)                      500                     21,719
------------------------------------------------------------------------------------------------------------------------------------
Dickson Concepts International Ltd.                                                                42,000                     90,472
------------------------------------------------------------------------------------------------------------------------------------
Eagle Hardware & Garden, Inc.                                                (1)                    8,100                    137,700
------------------------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc.                                                          (1)                    5,000                    108,750
------------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                                       2,550                    104,430
------------------------------------------------------------------------------------------------------------------------------------
Koninklijke Ahold NV                                                                                3,600                     92,192
------------------------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                                  6,600                    192,225
------------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                                                     (1)                    1,500                     83,625
------------------------------------------------------------------------------------------------------------------------------------
Shimamura Co. Ltd.                                                                                  2,000                     54,045
------------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                           (1)                    4,900                    178,850
                                                                                                                        ------------
                                                                                                                           1,325,392
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 9.8%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.5%
Embotelladora Andina SA, Series A, Sponsored ADR                                                    3,400                     81,600
------------------------------------------------------------------------------------------------------------------------------------
Embotelladora Andina SA, Series B, Sponsored ADR                                                    3,400                     69,700
------------------------------------------------------------------------------------------------------------------------------------
Quilmes Industrial Quinsa SA, Sponsored ADR                                                         4,000                     49,500
------------------------------------------------------------------------------------------------------------------------------------
Scottish & Newcastle plc                                                                            7,000                     78,588
                                                                                                                        ------------
                                                                                                                             279,388
------------------------------------------------------------------------------------------------------------------------------------
FOOD - 2.0%
American Stores Co.                                                                                 5,700                    146,419
------------------------------------------------------------------------------------------------------------------------------------
Carrefour Supermarche SA                                                                              225                    117,192
------------------------------------------------------------------------------------------------------------------------------------
Colruyt SA                                                                                            250                    134,126
------------------------------------------------------------------------------------------------------------------------------------
Jeronimo Martins & Filho, SA                                                                        1,600                    104,249
------------------------------------------------------------------------------------------------------------------------------------
JP Foodservice, Inc.                                                         (1)                    4,600                    146,912
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                   (1)                    5,200                    169,650
------------------------------------------------------------------------------------------------------------------------------------
Morningstar Group, Inc.                                                      (1)                    4,000                    171,000
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                (1)                    2,200                    127,875
------------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets plc                                                                  31,000                    102,408
                                                                                                                        ------------
                                                                                                                           1,219,831


32 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             SHARES                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 3.0%
Dura Pharmaceuticals, Inc.                                                   (1)                    4,100               $    198,337
------------------------------------------------------------------------------------------------------------------------------------
Gedeon Richter                                                               (2)                    1,000                     92,066
------------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome plc, Sponsored ADR                                                                   4,800                    205,500
------------------------------------------------------------------------------------------------------------------------------------
Incyte Pharmaceuticals, Inc.                                                 (1)                    1,400                    112,700
------------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                          (1)                    5,000                    240,625
------------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                           105                    164,901
------------------------------------------------------------------------------------------------------------------------------------
Novo-Nordisk AS, B Shares                                                                           1,200                    130,059
------------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                       15                    132,180
------------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                         1,075                    105,554
------------------------------------------------------------------------------------------------------------------------------------
SKW Trostberg AG                                                                                    3,750                    129,637
------------------------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                                     5,000                    136,360
------------------------------------------------------------------------------------------------------------------------------------
Zeneca Group plc                                                                                    4,250                    134,056
                                                                                                                        ------------
                                                                                                                           1,781,975
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.4%
Acuson Corp.                                                                 (1)                    6,700                    125,625
------------------------------------------------------------------------------------------------------------------------------------
Alternative Living Services, Inc.                                            (1)                    4,500                    110,250
------------------------------------------------------------------------------------------------------------------------------------
Concentra Managed Care, Inc.                                                 (1)                    1,200                     39,150
------------------------------------------------------------------------------------------------------------------------------------
FPA Medical Management, Inc.                                                 (1)                    5,600                    135,100
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Financial Partners, Inc.                                          (1)                      800                     27,600
------------------------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA, Sponsored ADR                                                                  2,000                    127,750
------------------------------------------------------------------------------------------------------------------------------------
National Surgery Centers, Inc.                                               (1)                   10,000                    250,000
------------------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.                                                (1)                    5,500                    232,375
------------------------------------------------------------------------------------------------------------------------------------
Renal Treatment Centers, Inc.                                                (1)                    3,900                    129,431
------------------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp.                                                            (1)                    7,100                    246,725
------------------------------------------------------------------------------------------------------------------------------------
SmithKline Beecham plc                                                                             17,724                    167,926
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                       (1)                    5,210                    159,231
------------------------------------------------------------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.                                              (1)                    7,166                    220,802
------------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                                              (1)                    2,000                     91,500
                                                                                                                        ------------
                                                                                                                           2,063,465
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.9%
Blyth Industries, Inc.                                                       (1)                    4,700                    116,912
------------------------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                                               375                    132,635
------------------------------------------------------------------------------------------------------------------------------------
Premark International, Inc.                                                                         5,800                    156,962
------------------------------------------------------------------------------------------------------------------------------------
Reckitt & Colman plc                                                                               10,000                    153,353
                                                                                                                        ------------
                                                                                                                             559,862
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - 6.5%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 1.7%
Diamond Offshore Drilling, Inc.                                                                     4,400                    273,900
------------------------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.                                                          (1)                    4,800                    149,400
------------------------------------------------------------------------------------------------------------------------------------
Oryx Energy Co.                                                              (1)                    4,400                    121,275
------------------------------------------------------------------------------------------------------------------------------------
Pool Energy Services Co.                                                     (1)                    3,100                    105,206
------------------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                                     3,200                    210,200
------------------------------------------------------------------------------------------------------------------------------------
Varco International, Inc.                                                    (1)                    2,600                    158,437
                                                                                                                        ------------
                                                                                                                           1,018,418
------------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 4.8%
Amoco Corp.                                                                                         3,600                    330,075
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.                                                                              3,400                    279,862



33 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             SHARES                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED (CONTINUED)
Chevron Corp.                                                                                       6,300               $    522,506
------------------------------------------------------------------------------------------------------------------------------------
Cliffs Drilling Co.                                                          (1)                    1,300                     94,494
------------------------------------------------------------------------------------------------------------------------------------
Exxon Corp.                                                                                         6,000                    368,625
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corp.                                                                                         5,200                    378,625
------------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                         10,800                    301,050
------------------------------------------------------------------------------------------------------------------------------------
Patterson Energy, Inc.                                                       (1)                    2,800                    156,800
------------------------------------------------------------------------------------------------------------------------------------
Quinenco SA, ADR                                                             (1)                    3,000                     43,875
------------------------------------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. plc                                                                  16,000                    113,359
------------------------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                                  1,641                    181,734
------------------------------------------------------------------------------------------------------------------------------------
UTI Energy Corp.                                                             (1)                    2,500                    111,562
                                                                                                                        ------------
                                                                                                                           2,882,567
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 11.6%
------------------------------------------------------------------------------------------------------------------------------------
BANKS - 4.8%
Banco Popular Espanol SA                                                                            1,720                    101,267
------------------------------------------------------------------------------------------------------------------------------------
Bank of Tokyo-Mitsubishi Ltd.                                                                       6,000                     78,324
------------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp.                                                                                   5,400                    386,100
------------------------------------------------------------------------------------------------------------------------------------
BankBoston Corp.                                                                                    5,400                    437,737
------------------------------------------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG                                                                           2,000                    116,085
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                                   750                    105,943
------------------------------------------------------------------------------------------------------------------------------------
Credito Italiano                                                             (1)                   48,000                    128,225
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                                   8,400                    412,125
------------------------------------------------------------------------------------------------------------------------------------
Halifax plc                                                                  (1)                   10,000                    113,442
------------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                               19,000                    237,365
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Trust & Banking Corp.                                                                    8,000                     98,445
------------------------------------------------------------------------------------------------------------------------------------
NationsBank Corp.                                                                                   4,700                    281,412
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                   1,300                    378,787
                                                                                                                        ------------
                                                                                                                           2,875,257
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 4.6%
Amresco, Inc.                                                                (1)                    8,400                    263,550
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                               6,100                    183,000
------------------------------------------------------------------------------------------------------------------------------------
Capstone Capital Corp.                                                                              7,500                    177,187
------------------------------------------------------------------------------------------------------------------------------------
Cattles plc                                                                                        13,000                     81,531
------------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                                                                10,100                    363,600
------------------------------------------------------------------------------------------------------------------------------------
Haw Par Brothers International Ltd.                                                                46,000                     74,570
------------------------------------------------------------------------------------------------------------------------------------
Health & Retirement Properties Trust                                                                8,200                    153,750
------------------------------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                                        2,752                    115,569
------------------------------------------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                                               4,000                     81,652
------------------------------------------------------------------------------------------------------------------------------------
Meditrust Corp., Paired Stock                                                                       4,100                    175,275
------------------------------------------------------------------------------------------------------------------------------------
Money Store, Inc. (The)                                                                             2,000                     56,750
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.                                                         3,500                    171,500
------------------------------------------------------------------------------------------------------------------------------------
Nichiei Co. Ltd.                                                                                    1,000                    109,753
------------------------------------------------------------------------------------------------------------------------------------
Perlis Plantations Berhad                                                                          32,500                     59,179
------------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc.                                                                                       1,900                    147,606
------------------------------------------------------------------------------------------------------------------------------------
Sirrom Capital Corp.                                                                                2,800                    141,050
------------------------------------------------------------------------------------------------------------------------------------
Southcorp Holdings Ltd.                                                                            16,000                     53,500
------------------------------------------------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                                                         100,000                    106,087



34 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             SHARES                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
Travelers Group, Inc.                                                                               2,900               $    203,000
                                                                                                                        ------------
                                                                                                                           2,718,109
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.2%
AFLAC, Inc.                                                                                         1,400                     71,225
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                      1,300                    107,819
------------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                         2,700                    178,875
------------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                                       5,700                    248,662
------------------------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.                                                                                4,900                    201,819
------------------------------------------------------------------------------------------------------------------------------------
HSB Group, Inc.                                                                                     3,000                    156,562
------------------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.                                                (1)                    1,800                     54,450
------------------------------------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                                                     4,200                    167,475
------------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                                            3,900                    140,888
                                                                                                                        ------------
                                                                                                                           1,327,775
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 10.2%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.7%
ABB AG                                                                                                 70                     91,486
------------------------------------------------------------------------------------------------------------------------------------
Johnson Electric Holdings Ltd.                                                                     42,000                    114,652
------------------------------------------------------------------------------------------------------------------------------------
Power Technologies, Inc.                                                     (1)                    3,900                    120,413
------------------------------------------------------------------------------------------------------------------------------------
Siebe plc                                                                                           5,000                     96,003
                                                                                                                        ------------
                                                                                                                             422,554
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 4.2%
Adecco SA                                                                                             300                     95,604
------------------------------------------------------------------------------------------------------------------------------------
American Disposal Services, Inc.                                             (1)                    5,700                    200,925
------------------------------------------------------------------------------------------------------------------------------------
Caribiner International, Inc.                                                (1)                    3,200                    143,400
------------------------------------------------------------------------------------------------------------------------------------
Central Parking Corp.                                                                               1,800                     98,325
------------------------------------------------------------------------------------------------------------------------------------
Computer Horizons Corp.                                                      (1)                    7,500                    227,813
------------------------------------------------------------------------------------------------------------------------------------
Computer Task Group, Inc.                                                                           9,000                    254,250
------------------------------------------------------------------------------------------------------------------------------------
Corestaff, Inc.                                                              (1)                    6,800                    168,300
------------------------------------------------------------------------------------------------------------------------------------
Eastern Environmental Services, Inc.                                         (1)                    7,300                    186,150
------------------------------------------------------------------------------------------------------------------------------------
Guilbert SA                                                                                           625                     81,437
------------------------------------------------------------------------------------------------------------------------------------
Hays plc                                                                                           14,000                    164,336
------------------------------------------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                                              2,800                    126,000
------------------------------------------------------------------------------------------------------------------------------------
Kurita Water Industries Ltd.                                                                        6,000                    105,762
------------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co.                                                        (1)                    4,100                    138,888
------------------------------------------------------------------------------------------------------------------------------------
SpeedFam International, Inc.                                                 (1)                    1,500                     55,688
------------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.                                                             (1)                    6,425                    167,853
------------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A                                  (1)                    5,400                    211,275
------------------------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                                          5,000                     91,250
                                                                                                                        ------------
                                                                                                                           2,517,256
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.4%
Aeroquip-Vickers, Inc.                                                                              2,500                    130,156
------------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                                                                          3,900                    113,100
------------------------------------------------------------------------------------------------------------------------------------
Canon Sales Co., Inc.                                                                                 300                      5,463
------------------------------------------------------------------------------------------------------------------------------------
Case Corp.                                                                                          3,900                    233,269
------------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                         4,400                    231,550
------------------------------------------------------------------------------------------------------------------------------------
Halter Marine Group, Inc.                                                    (1)                    2,100                    109,856
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                                                  4,200                    163,538



35 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             SHARES                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
Mannesmann AG                                                                                         350               $    148,447
------------------------------------------------------------------------------------------------------------------------------------
NSK Ltd.                                                                                            8,000                     33,259
------------------------------------------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                                       10,700                    482,169
------------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                               2,900                    121,256
------------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd.                                                                                     10,000                    128,877
------------------------------------------------------------------------------------------------------------------------------------
SMC Corp.                                                                                             500                     43,236
------------------------------------------------------------------------------------------------------------------------------------
Smiths Industries plc                                                                               6,000                     86,528
------------------------------------------------------------------------------------------------------------------------------------
Societe BIC SA                                                                                      1,600                    109,251
------------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                       4,600                    265,938
------------------------------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc.                                                                               9,300                    249,938
                                                                                                                        ------------
                                                                                                                           2,655,831
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.9%
Brambles Industries Ltd.                                                                            4,600                     88,161
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                  1,300                    123,500
------------------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                          4,100                    264,706
------------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc.                                                      (1)                      500                     18,188
------------------------------------------------------------------------------------------------------------------------------------
MotivePower Industries, Inc.                                                 (1)                    2,400                     63,900
                                                                                                                        ------------
                                                                                                                             558,455
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 15.1%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.6%
General Dynamics Corp.                                                                              4,100                    332,869
------------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               2,700                    256,669
------------------------------------------------------------------------------------------------------------------------------------
REMEC, Inc.                                                                  (1)                    3,100                     78,663
------------------------------------------------------------------------------------------------------------------------------------
TRW, Inc.                                                                                           5,000                    286,250
                                                                                                                        ------------
                                                                                                                             954,451
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.6%
Apex PC Solutions, Inc.                                                      (1)                    3,400                     87,550
------------------------------------------------------------------------------------------------------------------------------------
CFM Technologies, Inc.                                                       (1)                    2,000                     36,500
------------------------------------------------------------------------------------------------------------------------------------
CHS Electronics, Inc.                                                        (1)                    1,200                     29,325
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                        (1)                    3,100                    197,625
------------------------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.                                                      (1)                    1,900                     34,675
------------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc.                                                    (1)                    5,400                    211,275
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               1,900                    186,319
------------------------------------------------------------------------------------------------------------------------------------
Level One Communications, Inc.                                               (1)                    1,100                     49,500
------------------------------------------------------------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A                                     (1)                      900                     27,506
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                                      (1)                    3,600                    180,900
------------------------------------------------------------------------------------------------------------------------------------
Quantum Corp.                                                                (1)                    4,400                    139,150
------------------------------------------------------------------------------------------------------------------------------------
Semtech Corp.                                                                (1)                    1,700                     79,156
------------------------------------------------------------------------------------------------------------------------------------
Storage Technology Corp. (New)                                               (1)                    4,800                    281,700
                                                                                                                        ------------
                                                                                                                           1,541,181
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 3.6%
BEA Systems, Inc.                                                            (1)                    8,600                    116,100
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                       1,400                     54,163
------------------------------------------------------------------------------------------------------------------------------------
HNC Software, Inc.                                                           (1)                    3,000                    111,000
------------------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc.                                                     (1)                    3,900                    121,875
------------------------------------------------------------------------------------------------------------------------------------
Pegasystems, Inc.                                                            (1)                    6,000                    109,500
------------------------------------------------------------------------------------------------------------------------------------
Remedy Corp.                                                                 (1)                    3,400                    159,800



36 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             SHARES                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES (CONTINUED)
SAP AG, Preference                                                                                    700               $    209,249
------------------------------------------------------------------------------------------------------------------------------------
Sapient Corp.                                                                (1)                    2,800                    149,100
------------------------------------------------------------------------------------------------------------------------------------
Security Dynamics Technologies, Inc.                                         (1)                    4,500                    152,438
------------------------------------------------------------------------------------------------------------------------------------
Summit Design, Inc.                                                          (1)                    1,600                     23,200
------------------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc.                                                      (1)                    6,750                    167,906
------------------------------------------------------------------------------------------------------------------------------------
Technology Solutions Co.                                                     (1)                    7,250                    228,375
------------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                                                       (1)                    3,950                    164,419
------------------------------------------------------------------------------------------------------------------------------------
Viasoft, Inc.                                                                (1)                    3,100                    127,100
------------------------------------------------------------------------------------------------------------------------------------
Visio Corp.                                                                  (1)                    3,600                    133,875
------------------------------------------------------------------------------------------------------------------------------------
Wind River Systems                                                           (1)                    3,700                    141,988
                                                                                                                        ------------
                                                                                                                           2,170,088
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.1%
ATMI, Inc.                                                                   (1)                    3,800                    102,125
------------------------------------------------------------------------------------------------------------------------------------
Bowthorpe plc                                                                                      12,000                     79,083
------------------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc.                                          (1)                    2,600                    126,100
------------------------------------------------------------------------------------------------------------------------------------
Electrocomponents plc                                                                              15,000                    116,335
------------------------------------------------------------------------------------------------------------------------------------
Getronics NV                                                                                        4,000                    132,116
------------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co.                                                                                 2,000                    130,540
------------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                         660                     98,778
------------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                                                  5,000                     83,978
------------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                 (1)                    3,200                    115,200
------------------------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                                         7,000                    118,733
------------------------------------------------------------------------------------------------------------------------------------
Philips Electronics NV                                                                              2,000                    156,643
------------------------------------------------------------------------------------------------------------------------------------
Philips Electronics NV, NY Shares                                                                   1,600                    125,400
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Ltd., Sponsored GDR                                      (2)                    2,700                     27,500
------------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Ltd., Sponsored GDR                                      (1)(2)                    44                        919
------------------------------------------------------------------------------------------------------------------------------------
Sawtek, Inc.                                                                 (1)                    2,500                     85,000
------------------------------------------------------------------------------------------------------------------------------------
SCI Systems, Inc.                                                            (1)                    3,000                    132,000
------------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                          2,100                    174,432
------------------------------------------------------------------------------------------------------------------------------------
TDK Corp.                                                                                           1,000                     82,980
------------------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                                  (1)                    4,250                    184,344
------------------------------------------------------------------------------------------------------------------------------------
VTech Holdings Ltd.                                                                                60,000                    117,213
------------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                                 (1)                    6,700                    294,800
                                                                                                                        ------------
                                                                                                                           2,484,219
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 3.2%
Boston Communications Group, Inc.                                            (1)                    2,300                     33,925
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc                                                                 11,500                     81,573
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                                    (1)                    5,500                    226,875
------------------------------------------------------------------------------------------------------------------------------------
DSP Communications, Inc.                                                     (1)                   10,000                    185,000
------------------------------------------------------------------------------------------------------------------------------------
Ericsson LM, B Shares                                                                               3,720                    164,025
------------------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                                     3,900                     97,134
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A                                           (1)                      154                      4,043
------------------------------------------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                                                                     17                    144,176
------------------------------------------------------------------------------------------------------------------------------------
P-COM, Inc.                                                                  (1)                    7,800                    156,975
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.                                               (1)                    3,900                    149,175
------------------------------------------------------------------------------------------------------------------------------------
SK Telecommunications Co. Ltd., ADR                                                                 7,300                     40,150
------------------------------------------------------------------------------------------------------------------------------------
Tekelec                                                                      (1)                    3,800                    159,125



37 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             SHARES                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
Telecom Italia Mobile SpA                                                                          35,000               $    130,048
------------------------------------------------------------------------------------------------------------------------------------
Uniphase Corp.                                                               (1)                    2,400                    161,100
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                                 29,000                    159,385
                                                                                                                        ------------
                                                                                                                           1,892,709
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 7.1%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.1%
Duke Energy Corp.                                                                                   4,961                    239,368
------------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                     6,300                    325,631
------------------------------------------------------------------------------------------------------------------------------------
Illinova Corp.                                                                                      5,300                    117,925
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co.                                                                       6,700                    196,394
------------------------------------------------------------------------------------------------------------------------------------
Veba AG                                                                                             3,000                    169,073
------------------------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                             5,000                    186,250
                                                                                                                        ------------
                                                                                                                           1,234,641
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.3%
Columbia Gas System, Inc.                                                                           5,500                    397,375
------------------------------------------------------------------------------------------------------------------------------------
El Paso Natural Gas Co.                                                                             5,400                    323,663
------------------------------------------------------------------------------------------------------------------------------------
MCN Energy Group, Inc.                                                                              5,200                    180,050
------------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                               4,800                    211,800
------------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                       4,500                    173,813
------------------------------------------------------------------------------------------------------------------------------------
RWE AG, Preference                                                                                  2,500                     92,162
                                                                                                                        ------------
                                                                                                                           1,378,863
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 2.7%
Ameritech Corp.                                                                                     3,000                    195,000
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.                                                                                 5,264                    420,462
------------------------------------------------------------------------------------------------------------------------------------
Frontier Corp.                                                                                     10,700                    231,388
------------------------------------------------------------------------------------------------------------------------------------
Tel-Save Holdings, Inc.                                                      (1)                    7,300                    156,950
------------------------------------------------------------------------------------------------------------------------------------
Telefonica de Espana                                                                                3,500                     95,236
------------------------------------------------------------------------------------------------------------------------------------
U S West Communications Group                                                                      12,300                    489,694
                                                                                                                        ------------
                                                                                                                           1,588,730
                                                                                                                        ------------

Total Common Stocks (Cost $36,155,153)                                                                                    43,623,574


------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg. (Cost $114,800)                                      1,200                    174,000


                                                                                                   UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Australis Media Ltd. Wts., Exp. 10/01                                        (3)                      100                          1
------------------------------------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01                         (3)                      333                        333
------------------------------------------------------------------------------------------------------------------------------------
Haw Par Brothers International Ltd. Wts., Exp. 7/01                                                 3,300                      1,091
------------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00                              (3)                       50                      3,500
------------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
Conditional Wts., Exp. 12/97                                                 (3)                      500                        313
Wts., Exp. 12/97                                                             (3)                      500                      6,500
------------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., 8/07                                                                 344                          3



38 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                                                        MARKET VALUE
                                                                                             UNITS                      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 12/49                                      (3)                       50               $        750
                                                                                                                        ------------

Total Rights, Warrants and Certificates (Cost $9,834)                                                                         12,491

                                                                                             FACE
                                                                                             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07                                        (3)             $     50,000                     50,242
------------------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Receivables-Backed Nts.,
Series 1997-A, Cl. A5, 6.80%, 2/15/05                                                              50,000                     51,099
------------------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Series 1996-A, Cl. A4, 5.85%, 7/15/01                        15,000                     14,979
                                                                                                                        ------------

Total Asset-Backed Securities (Cost $114,813)                                                                                116,320

------------------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations - 2.0%
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                               100,000                     99,125
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
Certificates, Series 1711, Cl. EA, 7%, 3/15/24                                                    100,000                    102,375
Gtd. Multiclass Mtg. Participation Certificates:
6%, 3/1/09                                                                                         24,554                     24,362
Series 1574, Cl. PD, 5.55%, 3/15/13                                                               100,000                     99,750
Series 1843, Cl. VB, 7%, 4/15/03                                                                   20,000                     20,587
Series 1849, Cl. VA, 6%, 12/15/10                                                                  24,470                     24,195
Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 8.675%, 10/15/20                                        (4)                  400,000                     89,203
Series 1583, Cl. IC, 9.283%, 1/15/20                                         (4)                  250,000                     40,000
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                        46,088                     45,864
6.50%, 4/1/26                                                                                      46,862                     46,155
7%, 4/1/00                                                                                         76,854                     77,591
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1993-181, Cl. C, 5.40%,
10/25/02                                                                                           70,930                     70,576
Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1993-190, Cl. Z, 5.85%,
7/25/08                                                                                            50,458                     50,197
Medium-Term Nts., 6.56%, 11/13/01                                                                 100,000                    100,250
Trust 1994-13, Cl. B, 6.50%, 2/25/09                                                              100,000                     99,906
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                             99,442                     93,228
------------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1995-2, Cl. A3, 6.50%, 2/25/12                                                              50,000                     50,227



39 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                             FACE                       MARKET VALUE
                                                                                             AMOUNT                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through
Certificates, Series 1997-QS9, Cl. A2, 6.75%, 9/25/27                                        $     50,000               $     50,074
                                                                                                                        ------------

Total Mortgage-Backed Obligations (Cost $1,165,842)                                                                        1,183,665

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.1%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 7.50%, 11/15/16                                                            1,070,000                  1,223,479
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.50%, 8/15/05                                                                                    450,000                    466,734
7.50%, 11/15/01                                                                                   175,000                    185,883
                                                                                                                        ------------

Total U.S. Government Obligations (Cost $1,776,050)                                                                        1,876,096

------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 12.6%
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                       (2)                   20,000                     20,027
------------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                                              40,000                     42,598
------------------------------------------------------------------------------------------------------------------------------------
Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec. Disc. Nts., 7/15/01                      50,000                     52,250
------------------------------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., 9/15/07                       (2)                   75,000                     75,375
------------------------------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                                    20,000                     25,545
------------------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05                    (5)                  100,000                     98,000
------------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                             20,000                     24,485
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemical Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08          (5)                   75,000                     54,750
------------------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                                 75,000                     82,875
                                                                                                                        ------------
                                                                                                                             475,905
------------------------------------------------------------------------------------------------------------------------------------
METALS - 0.5%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                         50,000                     53,913
------------------------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B,
4/15/03                                                                                            50,000                     51,500
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., 10/15/06                                       50,000                     54,750
------------------------------------------------------------------------------------------------------------------------------------
NS Group, Inc., 13.50% Gtd. Sr. Sec. Nts., 7/15/03                                                 20,000                     22,950
------------------------------------------------------------------------------------------------------------------------------------
Republic Engineered Steels, Inc., 9.875% First Mtg. Nts., 12/15/01                                 25,000                     24,250
------------------------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                                   50,000                     52,375
------------------------------------------------------------------------------------------------------------------------------------
Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                                       50,000                     52,875
                                                                                                                        ------------
                                                                                                                             312,613
------------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.3%
Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                      (3)                   20,000                     20,050
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                                      50,000                     54,500
------------------------------------------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                                 (3)                   50,000                     56,875
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                                     50,000                     51,125
                                                                                                                        ------------
                                                                                                                             182,550
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 3.7%
------------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.3%
Black & Decker Corp., 6.625% Nts., 11/15/00                                                        20,000                     20,222



40 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                             FACE                       MARKET VALUE
                                                                                             AMOUNT                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                    $     50,000               $     51,453
------------------------------------------------------------------------------------------------------------------------------------
IHF Holdings, Inc., 0%/15% Sr. Sub. Disc. Nts., Series B, 11/15/04           (5)                   75,000                     64,500
------------------------------------------------------------------------------------------------------------------------------------
Signature Brands, Inc., 13% Sr. Sub. Nts., 8/15/02                           (3)                   50,000                     53,187
                                                                                                                        ------------
                                                                                                                             189,362
------------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.3%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                  (3)                   75,000                     83,625
------------------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holdings Corp., 9.875% Sr. Sub. Nts., 10/15/07           (2)                   75,000                     73,875
------------------------------------------------------------------------------------------------------------------------------------
Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                                          20,000                     20,027
------------------------------------------------------------------------------------------------------------------------------------
Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                                      75,000                     80,250
------------------------------------------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03                                      75,000                     71,625
------------------------------------------------------------------------------------------------------------------------------------
GB Property Funding Corp., 10.875% First Mtg. Nts., 1/15/04                                        50,000                     43,750
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                                           50,000                     51,327
------------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.875% Sr. Nts., 7/15/07                               (2)                   50,000                     51,250
------------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                          (2)                   75,000                     76,875
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority (Connecticut), 13.50% Sr. Sec. Nts.,
Series B, 11/15/02                                                                                 25,000                     32,125
------------------------------------------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05                                             75,000                     80,437
------------------------------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.25% First Mtg. Bonds, 1/15/06                                           75,000                     78,375
------------------------------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                           45,000                     38,475
                                                                                                                        ------------
                                                                                                                             782,016
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.7%
Adelphia Communications Corp., 10.50% Sr. Nts., 7/15/04                      (2)                   75,000                     78,375
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 9.75% Sr. Sub. Debs., Series B,
11/30/97                                                                                           50,000                     50,250
------------------------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd., 0%/15% Sr. Sec. Disc. Nts., 11/1/02             (5)                  100,000                     70,500
------------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 9.875% Sr. Sub. Debs., 2/15/13                                          50,000                     53,375
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                                      50,000                     53,500
------------------------------------------------------------------------------------------------------------------------------------
EchoStar Satellite Broadcasting Corp., 0%/13.125%
Sr. Sec. Disc. Nts., 3/15/04                                                 (5)                   50,000                     39,750
------------------------------------------------------------------------------------------------------------------------------------
Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03                         (6)                   61,941                     63,403
------------------------------------------------------------------------------------------------------------------------------------
Fox Kids Worldwide, Inc., 0%/10.25% Sr. Disc. Nts., 11/1/07                  (2)(5)                75,000                     43,312
------------------------------------------------------------------------------------------------------------------------------------
Fox/Liberty Networks LLC, 8.875% Sr. Nts., 8/15/07                           (2)                   25,000                     25,000
------------------------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., 8/15/04                            (2)                   75,000                     78,562
------------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                         (2)                   75,000                     75,750
------------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.875% Sr. Nts., 7/15/07                                              75,000                     74,437
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                         50,000                     52,625
------------------------------------------------------------------------------------------------------------------------------------
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07            (2)                  100,000                    103,500
------------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 7.45% Nts., 2/1/98                                                              20,000                     20,067
------------------------------------------------------------------------------------------------------------------------------------
TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                                      50,000                     55,343
------------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts.,
Series B, 14%, 11/15/99                                                      (7)                  100,000                     82,500
                                                                                                                        ------------
                                                                                                                           1,020,249
------------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.3%
Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                                        60,000                     61,064
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                           10,000                     11,054
------------------------------------------------------------------------------------------------------------------------------------
Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                (3)                   50,000                     52,500




41 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                             FACE                       MARKET VALUE
                                                                                             AMOUNT                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL (CONTINUED)
Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                         $     40,000               $     41,281
                                                                                                                        ------------
                                                                                                                             165,899
------------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.1%
K Mart Corp., 7.75% Debs., 10/1/12                                                                 50,000                     47,250
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 1.3%
------------------------------------------------------------------------------------------------------------------------------------
FOOD - 0.5%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06                (2)                   75,000                     75,187
------------------------------------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts., 3/15/04                                 50,000                     49,250
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                                                  40,000                     40,510
------------------------------------------------------------------------------------------------------------------------------------
Fresh Del Monte Produce NV, 10% Sr. Nts., Series B, 5/1/03                                         43,000                     45,580
------------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                                            15,000                     15,087
------------------------------------------------------------------------------------------------------------------------------------
Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts., 3/1/06                                   50,000                     56,250
                                                                                                                        ------------
                                                                                                                             281,864
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.1%
Integrated Health Services, Inc., 9.50% Sr. Sub. Nts., 9/15/07               (2)                   50,000                     51,875
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.5%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                                45,000                     45,045
------------------------------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                            75,000                     83,812
------------------------------------------------------------------------------------------------------------------------------------
Mariner Health Group, Inc., 9.50% Sr. Sub. Nts., Series B, 4/1/06            (3)                   75,000                     78,000
------------------------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts., 8/15/06                                     50,000                     52,250
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8% Sr. Nts., 1/15/05                                                       50,000                     50,562
                                                                                                                        ------------
                                                                                                                             309,669
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.2%
Dyersburg Corp., 9.75% Sr. Sub. Nts., 9/1/07                                 (2)                   50,000                     51,250
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                         20,000                     21,558
------------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                                            50,000                     51,875
                                                                                                                        ------------
                                                                                                                             124,683
------------------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.5%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                            20,000                     21,435
------------------------------------------------------------------------------------------------------------------------------------
Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                                       25,000                     26,125
------------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., 2/15/07                                                     75,000                     75,000
------------------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                             20,000                     21,378
------------------------------------------------------------------------------------------------------------------------------------
Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06              (5)                   75,000                     60,375
------------------------------------------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., 6/15/02                         (2)                   50,000                     51,500
------------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06                                25,000                     24,445
                                                                                                                        ------------
                                                                                                                             280,258
------------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.4%
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                                                50,000                     54,221
------------------------------------------------------------------------------------------------------------------------------------
HS Resources, Inc., 9.25% Sr. Sub. Nts., 11/15/06                                                  75,000                     77,250
------------------------------------------------------------------------------------------------------------------------------------
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                                  50,000                     50,950
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                    50,000                     52,610
------------------------------------------------------------------------------------------------------------------------------------
Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                                           20,000                     20,869
                                                                                                                        ------------
                                                                                                                             255,900



42 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                             FACE                       MARKET VALUE
                                                                                             AMOUNT                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
BANKS - 0.1%
Citicorp, 5.625% Sr. Nts., 2/15/01                                                           $     20,000               $     19,768
------------------------------------------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                           20,000                     22,310
------------------------------------------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                                  20,000                     20,198
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                                          30,000                     30,016
                                                                                                                        ------------
                                                                                                                              92,292
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.8%
American General Institutional Capital, 8.125% Bonds, Series B,
3/15/46                                                                      (2)                   50,000                     53,764
------------------------------------------------------------------------------------------------------------------------------------
Beneficial Corp., 9.125% Debs., 2/15/98                                                            20,000                     20,180
------------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                               10,000                     10,098
------------------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp., 7.25% Nts., 12/1/03                                                     40,000                     40,281
------------------------------------------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec. Unsub.
Nts., 1/26/01                                                                                      40,000                     41,078
------------------------------------------------------------------------------------------------------------------------------------
Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                                  20,000                     19,636
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                        20,000                     19,887
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                                  20,000                     20,085
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                              50,000                     49,229
------------------------------------------------------------------------------------------------------------------------------------
MCII Holdings (USA), Inc., 0%/15% Sec. Nts., 11/15/02                        (5)                   75,000                     62,531
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                                      20,000                     20,237
------------------------------------------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of
$1,000 principal amount of 11.50% sr. nts., 3/15/07
and one warrant to purchase 6.84 shares of common stock)                     (8)                   75,000                     77,250
------------------------------------------------------------------------------------------------------------------------------------
Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D, 3/1/99                                        50,000                     51,694
                                                                                                                        ------------
                                                                                                                             485,950
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
Cigna Corp., 7.90% Nts., 12/14/98                                                                  40,000                     40,768
------------------------------------------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                                  50,000                     54,533
------------------------------------------------------------------------------------------------------------------------------------
SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                             50,000                     51,554
------------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Nts., 4/15/01                                             20,000                     20,341
                                                                                                                        ------------
                                                                                                                             167,196
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.3%
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.1%
American Standard, Inc., 10.875% Sr. Nts., 5/15/99                           (3)                   60,000                     63,750
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.3%
Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                                           75,000                     81,563
------------------------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                               50,000                     52,906
------------------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06                                          50,000                     49,079
                                                                                                                        ------------
                                                                                                                             183,548
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.6%
Day International Group, Inc., 11.125% Sr. Sub. Nts., Series B, 6/1/05       (3)                   50,000                     53,750
------------------------------------------------------------------------------------------------------------------------------------
Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                                    50,000                     52,125
------------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                                       50,000                     54,875
------------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/07                                                  75,000                     75,750
------------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                            (3)                   10,000                     10,475
------------------------------------------------------------------------------------------------------------------------------------
Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                            50,000                     54,375



43 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                             FACE                       MARKET VALUE
                                                                                             AMOUNT                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                 $     50,000               $     52,000
                                                                                                                        ------------
                                                                                                                             353,350
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
CSX Corp., 7.05% Debs., 5/1/02                                                                     75,000                     76,758
------------------------------------------------------------------------------------------------------------------------------------
Federal Express Corp., 6.25% Nts., 4/15/98                                                         20,000                     20,025
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                        50,000                     52,503
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                                              20,000                     20,374
                                                                                                                        ------------
                                                                                                                             169,660
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 2.2%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                                      50,000                     51,000
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.1%
Digital Equipment Corp., 7% Nts., 11/15/97                                                         45,000                     45,014
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 0.3%
Celestica International, Inc., 10.50% Gtd. Sr. Sub. Nts., 12/31/06                                 75,000                     81,000
------------------------------------------------------------------------------------------------------------------------------------
DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                (2)                   75,000                     74,344
------------------------------------------------------------------------------------------------------------------------------------
Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                                      50,000                     56,250
                                                                                                                        ------------
                                                                                                                             211,594
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.7%
American Communications Services, Inc., 0%/13% Sr. Disc. Nts., 11/1/05       (5)                  100,000                     70,500
------------------------------------------------------------------------------------------------------------------------------------
Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts., 11/1/06            (5)                   50,000                     39,438
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                               50,000                     53,250
------------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07           (5)                   50,000                     38,750
------------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07          (5)                   75,000                     48,375
------------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/11.25% Sr. Disc. Nts., 7/15/07           (5)                   75,000                     49,875
------------------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts.,
Series B, 2/1/06                                                             (5)                  150,000                    110,250
------------------------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 12.50% Sr. Nts., Series B, 10/1/05                                       75,000                     85,500
------------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07                            (5)                   50,000                     34,750
------------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts.,
Series B, 6/1/06                                                             (5)                   75,000                     50,250
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts., 8/15/04                (5)                  100,000                     84,750
------------------------------------------------------------------------------------------------------------------------------------
Price Communications Cellular Holdings, Inc., 0%/13.50%
Sr. Disc. Nts., 8/1/07                                                       (3)(5)               100,000                     57,000
------------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                            75,000                     83,063
------------------------------------------------------------------------------------------------------------------------------------
Teleport Communications Group, Inc.:
0%/11.125% Sr. Disc. Nts., 7/1/07                                            (5)                   50,000                     39,438
9.875% Sr. Nts., 7/1/06                                                                            50,000                     54,875
------------------------------------------------------------------------------------------------------------------------------------
U.S. West Capital Funding, Inc., 6.85% Gtd. Nts., 1/15/02                                          75,000                     76,228
------------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                                               50,000                     53,875
                                                                                                                        ------------
                                                                                                                           1,030,167
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.2%
Consumers Energy Co., 8.75% First Mtg. Nts., 2/15/98                                               20,000                     20,131
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99                (3)                   10,000                     10,100



44 Oppenheimer LifeSpan Funds

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (CONTINUED)
Oppenheimer LifeSpan Growth Fund

                                                                                             FACE                       MARKET VALUE
                                                                                             AMOUNT                     SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04                            (3)             $     75,000               $     72,375
                                                                                                                        ------------
                                                                                                                             102,606
------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                          70,000                     70,875
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                    50,000                     52,615
                                                                                                                        ------------
                                                                                                                             123,490
                                                                                                                        ------------

Total Non-Convertible Corporate Bonds and Notes (Cost $7,276,470)                                                          7,559,710

------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01 (Cost $45,421)   (3)                   50,000                     41,750

------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.8%
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 5.68%,
dated 10/31/97, to be repurchased at $4,675,212 on 11/3/97,
collateralized by U.S. Treasury Nts., 7.25%, 8/15/04, with a
value of $4,774,636 (Cost $4,673,000)                                                           4,673,000                  4,673,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $51,331,382)                                                      98.9%                 59,260,606
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                      1.1                     658,188
                                                                                             ------------               ------------
NET ASSETS                                                                                         100.0%               $ 59,918,794
                                                                                             ------------               ------------
                                                                                             ------------               ------------

1.  Non-income producing security.

2.  Represents securities sold under Rule 144A, which are exempt from
registration under the Securities Act of 1933, as amended.   These securities
have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,180,306 or 1.97% of the Fund's net assets as of October 31, 1997.

3. Identifies issues considered to be illiquid or restricted - See Note 5 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6.  Interest or dividend is paid in kind.

7. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.


45 Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES OCTOBER 31, 1997


                                                                          OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                                            LIFESPAN       LIFESPAN       LIFESPAN
                                                                             INCOME        BALANCED        GROWTH
                                                                              FUND           FUND           FUND
                                                                          -----------------------------------------
ASSETS:
Investments, at value (cost *) - see accompanying statements              $29,794,676    $66,792,544    $59,260,606
Cash                                                                          353,691        552,070        474,933
Receivables:
   Dividends, interest and principal paydowns                                 419,993        534,812        288,273
   Shares of capital stock sold                                                24,155          9,723         17,266
   Investments sold                                                                --        510,982        510,408
   Other                                                                        1,639          1,812          1,731
                                                                          -----------------------------------------
      Total assets                                                         30,594,154     68,401,943     60,553,217
                                                                          -----------------------------------------
LIABILITIES:
Payables and other liabilities:
   Investments purchased                                                      433,257        594,944        538,459
   Shareholder reports                                                         21,296         18,494          8,631
   Shares of capital stock redeemed                                            15,096          1,269          3,418
   Distribution and service plan fees                                           6,556         15,174         13,306
   Directors' fees - Note 1                                                    32,164         27,898         26,666
   Transfer and shareholder servicing agent fees                                   --          1,418          3,343
   Custodian fees                                                              14,554         15,915         15,344
   Other                                                                       16,948         20,075         25,256
                                                                          -----------------------------------------
      Total liabilities                                                       539,871        695,187        634,423
                                                                          -----------------------------------------
NET ASSETS                                                                $30,054,283    $67,706,756    $59,918,794
                                                                          -----------------------------------------
                                                                          -----------------------------------------
COMPOSITION OF NET ASSETS:
Par value of shares of capital stock                                           $2,716         $5,348         $4,385
Additional paid-in capital                                                 27,574,543     56,641,705     47,659,568
Undistributed net investment income                                             2,079        209,750        858,469
Accumulated net realized gain from investments and foreign
   currency transactions                                                      404,251      3,257,932      3,466,954
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                 2,070,694      7,592,021      7,929,418
                                                                          -----------------------------------------

NET ASSETS                                                                $30,054,283    $67,706,756    $59,918,794
                                                                          -----------------------------------------
                                                                          -----------------------------------------

*Cost                                                                     $27,723,982    $59,200,693    $51,331,382
                                                                          -----------------------------------------
                                                                          -----------------------------------------




46   Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)



                                                                          OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                                            LIFESPAN       LIFESPAN       LIFESPAN
                                                                             INCOME        BALANCED        GROWTH
                                                                              FUND           FUND           FUND
                                                                          -----------------------------------------
NET ASSET VALUE PER SHARE:
CLASS A SHARES:
Net asset value and redemption price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                             $29,205,770    $62,261,972    $53,318,387
   Shares of capital stock                                                  2,639,654      4,919,634      3,900,030
   Price per share                                                             $11.06         $12.66         $13.67
Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price for each fund)                            $11.73         $13.43         $14.50
                                                                          -----------------------------------------

CLASS B SHARES:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                $816,411     $4,761,973     $5,390,939
   Shares of capital stock                                                     73,513        374,239        395,745
   Price per share                                                             $11.11         $12.72         $13.62
                                                                          -----------------------------------------

CLASS C SHARES:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                 $32,102       $682,811     $1,209,468
   Shares of capital stock                                                      2,893         54,094         89,402
   Price per share                                                             $11.10         $12.62         $13.53
                                                                          -----------------------------------------



See accompanying Notes to Financial Statements.


47   Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS For the Year Ended October 31, 1997




                                                                          OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                                                            LIFESPAN       LIFESPAN       LIFESPAN
                                                                             INCOME        BALANCED        GROWTH
                                                                              FUND           FUND           FUND
                                                                          -----------------------------------------
INVESTMENT INCOME:
Interest                                                                  $ 1,686,587    $ 2,157,148    $ 1,159,982
Dividends (net of foreign withholding taxes of $837, $12,509
and $15,954, respectively)                                                    273,552        626,821        670,676
                                                                          -----------------------------------------
     Total income                                                           1,960,139      2,783,969      1,830,658
                                                                          -----------------------------------------
EXPENSES:
Management fees - Note 4                                                      212,649        527,770        457,316
Distribution and service plan fees - Note 4:
   Class A                                                                     69,406        145,068        123,431
   Class B                                                                      6,756         34,948         39,156
   Class C                                                                        199          8,787          7,192
Transfer and shareholder servicing agent fees - Note 4                          4,186         17,573         34,890
Accounting service fees                                                        15,000         15,000         15,000
Custodian fees and expenses                                                     6,961         49,727         46,602
Legal and auditing fees                                                        24,064         31,475         35,958
Shareholder reports                                                            32,380         42,866         41,370
Directors' fees and expenses - Note 1                                          35,289         29,321         31,956
Insurance expenses                                                              3,188          3,645          3,500
Registration and filing fees:
   Class A                                                                        802          1,885          1,882
   Class B                                                                        106            747            822
   Class C                                                                          9              2            291
Other                                                                           4,684          7,463          6,038
                                                                          -----------------------------------------
     Total expenses                                                           415,679        916,277        845,404
                                                                          -----------------------------------------
Less expenses paid indirectly - Note 4                                         (6,961)       (14,168)        (9,362)
                                                                          -----------------------------------------
     Net expenses                                                             408,718        902,109        836,042
                                                                          -----------------------------------------
NET INVESTMENT INCOME                                                       1,551,421      1,881,860        994,616
                                                                          -----------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
   Investments                                                                425,024      3,580,369      3,818,755
   Foreign currency transactions                                                   --       (304,895)      (324,763)
                                                                          -----------------------------------------
      Net realized gain                                                       425,024      3,275,474      3,493,992
Net change in unrealized appreciation or depreciation on:
   Investments                                                              1,052,959      2,130,004      2,117,903
   Translation of assets and liabilities denominated in
      foreign currencies                                                           --         (5,158)       (17,066)
                                                                          -----------------------------------------
      Net change                                                            1,052,959      2,124,846      2,100,837
                                                                          -----------------------------------------
      Net realized and unrealized gain                                      1,477,983      5,400,320      5,594,829
                                                                          -----------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                           $ 3,029,404    $ 7,282,180    $ 6,589,445
                                                                          -----------------------------------------
                                                                          -----------------------------------------




See accompanying Notes to Financial Statements.


48   Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED OCTOBER 31, 1997 AND
1996


                                                                OPPENHEIMER             OPPENHEIMER              OPPENHEIMER
                                                                 LIFESPAN                LIFESPAN                  LIFESPAN
                                                                  INCOME                 BALANCED                   GROWTH
                                                                   FUND                    FUND                      FUND
                                                       ----------------------------------------------------------------------------
                                                            1997       1996(1)        1997       1996(1)       1997        1996(1)
                                                       ----------------------------------------------------------------------------
OPERATIONS:
Net investment income                                   $1,551,421   $1,166,091   $1,881,860   $1,269,662     $994,616     $610,399
Net realized gain                                          425,024      375,456    3,275,474    1,455,276    3,493,992    2,207,221
Net change in unrealized appreciation or depreciation    1,052,959     (394,375)   2,124,846    1,910,667    2,100,837    2,238,220
                                                       ----------------------------------------------------------------------------
Net increase in net assets resulting from operations     3,029,404   1,147,172    7,282,180     4,635,605    6,589,445    5,055,840

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income:
Class A                                                 (1,519,218)  (1,164,346)  (1,751,264)    (919,554)    (279,883)    (289,194)
Class B                                                    (31,306)     (14,052)     (86,844)     (21,226)     (11,776)      (9,326)
Class C                                                       (908)         (24)     (20,115)     (10,575)      (1,248)        (143)
Distributions from net realized gain:
Class A                                                   (381,291)     (63,862)  (1,432,693)    (140,249)  (2,163,698)    (129,620)
Class B                                                     (7,459)        (925)     (69,269)      (3,811)    (128,434)      (4,802)
Class C                                                        (77)          (2)     (23,260)      (1,725)     (11,808)         (65)
CAPITAL STOCK TRANSACTIONS:
Net increase (decrease) in net assets resulting from
   capital stock - Note 2:
Class A                                                  1,816,130    1,803,488    6,516,290    6,793,292    5,756,041    5,139,745
Class B                                                    334,568      264,631    2,657,192    1,370,222    2,665,936    1,697,392
Class C                                                     29,825        1,000     (190,802)     821,670      978,007      137,860
                                                       ----------------------------------------------------------------------------
NET ASSETS:
Total increase                                           3,269,668    1,973,080   12,881,415   12,523,649   13,392,582   11,597,687
Beginning of period                                     26,784,615   24,811,535   54,825,341   42,301,692   46,526,212   34,928,525
                                                       ----------------------------------------------------------------------------
End of period                                          $30,054,283  $26,784,615  $67,706,756  $54,825,341  $59,918,794  $46,526,212
                                                       ----------------------------------------------------------------------------
                                                       ----------------------------------------------------------------------------
Undistributed net investment income                         $2,079          $11     $209,750     $194,574     $858,469     $171,706


1.  The Funds changed their fiscal year end from December 31 to October 31.

See accompanying Notes to Financial Statements.


49   Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Income Fund





                                                 CLASS A                                     CLASS B
                                                 ---------------------------------------     --------------------------------------
                                                                            PERIOD ENDED                               PERIOD ENDED
                                                 YEAR ENDED OCTOBER 31,     DECEMBER 31,     YEAR ENDED OCTOBER 31,    DECEMBER 31,
                                                 1997          1996(3)      1995(4)          1997          1996(3)     1995(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period              $10.65       $10.70        $10.00           $10.69       $10.74       $10.45
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .59          .48           .37              .51          .41          .12
Net realized and unrealized gain (loss)             .56         (.02)          .73              .57         (.02)         .32
-----------------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                         1.15          .46          1.10             1.08          .39          .44
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.59)        (.48)         (.36)            (.51)        (.41)        (.11)
Distributions from net realized gain               (.15)        (.03)         (.04)            (.15)        (.03)        (.04)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (.74)        (.51)         (.40)            (.66)        (.44)        (.15)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $11.06       $10.65        $10.70           $11.11       $10.69       $10.74
                                                 ----------------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)               11.30%       4.45%        11.22%           10.51%        3.69%        4.30%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $29,206      $26,328       $24,619            $816          $456         $192
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $27,678      $25,463       $22,128            $677          $350         $107
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             5.49%        5.43%(6)      5.35%(6)        4.69%         4.93%(6)     5.23%(6)
Expenses                                          1.45%(7)     1.56%(6)      1.50%(6)        2.18%(7)      2.31%(6)     2.25%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                        39.6%        75.3%         45.8%           39.6%          75.3%       45.8%

Average brokerage commission rate(9)            $0.0681      $0.0694            --         $0.0681       $0.0694           --


                                             CLASS C
                                             -----------------------

                                              YEAR ENDED OCTOBER 31,
                                              1997           1996(1)
--------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $10.66       $10.53
--------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .55          .25
Net realized and unrealized gain (loss)             .58          .16
--------------------------------------------------------------------
Total income from investment
operations                                         1.13          .41
--------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.54)        (.25)
Distributions from net realized gain               (.15)        (.03)
--------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (.69)        (.28)
--------------------------------------------------------------------
Net asset value, end of period                   $11.10       $10.66
                                             -----------------------
                                             -----------------------

--------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)              11.03%        3.96%
--------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $32           $1
--------------------------------------------------------------------
Average net assets (in thousands)                   $20           $1
--------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             4.64%        4.68%(6)
Expenses                                          2.20%(7)     2.25%(6)
--------------------------------------------------------------------
Portfolio turnover rate(8)                        39.6%        75.3%
Average brokerage commission rate(9)            $0.0681      $0.0694



1.  For the period from May 1, 1996 (inception of offering) to October 31, 1996.

2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.

3.  For the ten months ended October 31, 1996.  The Fund changed its fiscal year
end from December 31 to October 31.   On March 18, 1996, OppenheimerFunds, Inc.
became the investment advisor to the Fund.

4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6.  Annualized.


7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1997 were $12,166,241 and $10,297,628, respectively.

9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.




50   Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Balanced Fund


                                                 CLASS A                                     CLASS B
                                                 ---------------------------------------     --------------------------------------
                                                                            PERIOD ENDED                               PERIOD ENDED
                                                 YEAR ENDED OCTOBER 31,     DECEMBER 31,     YEAR ENDED OCTOBER 31,    DECEMBER 31,
                                                 1997          1996(3)      1995(4)          1997          1996(3)     1995(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $11.90       $11.05        $10.00           $11.98        $11.16        $10.95
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               .37          .29           .24              .27           .20           .05
Net realized and unrealized gain                   1.08          .81          1.29             1.08           .82           .45
-----------------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                         1.45         1.10          1.53             1.35          1.02           .50
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.37)        (.22)         (.25)            (.29)         (.17)         (.06)
Distributions from net realized gain               (.32)        (.03)         (.23)            (.32)         (.03)         (.23)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (.69)        (.25)         (.48)            (.61)         (.20)         (.29)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.66       $11.90        $11.05           $12.72        $11.98        $11.16
                                                 ----------------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)              12.66%       10.04%        15.33%           11.70%         9.22%         4.49%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $62,262      $52,104       $41,861           $4,762        $1,893          $441
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $57,769      $47,116       $37,417           $3,504        $1,225          $247
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             3.08%        3.15%(6)      3.47%(6)         2.31%         2.41%(6)      3.01%(6)
Expenses                                          1.42%(7)     1.56%(6)      1.55%(6)         2.18%(7)      2.32%(6)      2.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                        59.7%        61.0%         76.3%            59.7%         61.0%         76.3%

Average brokerage commission rate(9)            $0.0067      $0.0078            --          $0.0067       $0.0078            --


                                             CLASS C
                                             -----------------------

                                              YEAR ENDED OCTOBER 31,
                                              1997           1996(1)
--------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $11.88       $11.74
--------------------------------------------------------------------
Income from investment operations:
Net investment income                               .28          .13
Net realized and unrealized gain                   1.07          .24
--------------------------------------------------------------------
Total income from investment
operations                                         1.35          .37
--------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.29)        (.20)
Distributions from net realized gain               (.32)        (.03)
--------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (.61)        (.23)
--------------------------------------------------------------------
Net asset value, end of period                   $12.62       $11.88
                                             -----------------------
                                             -----------------------

--------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)              11.73%        3.21%
--------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)           $683         $828
--------------------------------------------------------------------
Average net assets (in thousands)                  $879         $551
--------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             2.37%        2.53%(6)
Expenses                                          2.16%(7)     2.27%(6)
--------------------------------------------------------------------
Portfolio turnover rate(8)                        59.7%        61.0%

Average brokerage commission rate(9)            $0.0067      $0.0078



1.  For the period from May 1, 1996 (inception of offering) to October 31, 1996.

2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.

3. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6.  Annualized.

7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1997 were $42,186,840 and $34,319,496, respectively.

9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.


See accompanying Notes to Financial Statements.


51   Oppenheimer LifeSpan Funds

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Growth Fund





                                                 CLASS A                                     CLASS B
                                                 ---------------------------------------     --------------------------------------
                                                                            PERIOD ENDED                               PERIOD ENDED
                                                 YEAR ENDED OCTOBER 31,     DECEMBER 31,     YEAR ENDED OCTOBER 31,    DECEMBER 31,
                                                 1997          1996(3)      1995(4)          1997          1996(3)     1995(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $12.78        $11.39        $10.00           $12.81        $11.47        $11.14
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                               .24           .18           .16              .14           .08           .03
Net realized and unrealized gain                   1.35          1.34          1.63             1.35          1.36           .56
-----------------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                         1.59          1.52          1.79             1.49          1.44           .59
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.08)         (.09)         (.17)            (.06)         (.06)         (.03)
Distributions from net realized gain               (.62)         (.04)         (.23)            (.62)         (.04)         (.23)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (.70)         (.13)         (.40)            (.68)         (.10)         (.26)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $13.67        $12.78        $11.39           $13.62        $12.81        $11.47
                                                 ----------------------------------------------------------------------------------
                                                 ----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)              12.96%        13.37%        18.02%           12.07%        12.58%         5.34%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $53,318       $43,980       $34,368           $5,391        $2,405          $561
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $49,213       $39,576       $29,046           $3,925        $1,475          $230
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             1.91%         1.81%(6)      2.32%(6)         1.14%         1.11%(6)      1.70%(6)
Expenses                                          1.50%(7)      1.61%(6)      1.55%(6)         2.27%(7)      2.37%(6)      2.30%(6)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                        66.0%         64.2%         71.8%            66.0%         64.2%         71.8%

Average brokerage commission rate(9)            $0.0069       $0.0059            --          $0.0069       $0.0059            --



                                             CLASS C
                                             -----------------------

                                              YEAR ENDED OCTOBER 31,
                                              1997           1996(1)
--------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $12.74       $12.49
--------------------------------------------------------------------
Income from investment operations:
Net investment income                               .14          .11
Net realized and unrealized gain                   1.34          .27
--------------------------------------------------------------------
Total income from investment
operations                                         1.48          .38
--------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.07)        (.09)
Distributions from net realized gain               (.62)        (.04)
--------------------------------------------------------------------
Total dividends and distributions
to shareholders                                    (.69)        (.13)
--------------------------------------------------------------------
Net asset value, end of period                   $13.53       $12.74
                                             -----------------------
                                             -----------------------

--------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(5)              12.05%        3.04%
--------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)         $1,209         $141
--------------------------------------------------------------------
Average net assets (in thousands)                  $722          $54
--------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             1.11%        1.32%(6)
Expenses                                          2.29%(7)     2.43%(6)
--------------------------------------------------------------------
Portfolio turnover rate(8)                        66.0%        64.2%

Average brokerage commission rate(9)            $0.0069      $0.0059



1.  For the period from May 1, 1996 (inception of offering) to October 31, 1996.

2. For the period from October 2, 1995 (inception of offering) to December 31, 1995.

3. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31 to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.

4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6.  Annualized.

7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.

8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1997 were $39,384,627 and $31,934,908, respectively.

9. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold. Generally, non-U.S. commissions are lower than U.S. commissions when expressed as cents per share but higher when expressed as a percentage of transactions because of the lower per-share prices of many non-U.S. securities.


See accompanying Notes to Financial Statements.


52   Oppenheimer LifeSpan Funds

NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
    Oppenheimer LifeSpan Income Fund, Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund (the Funds), are separate series of Oppenheimer Series Fund, Inc. (the Company), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Funds' investment objectives are as follows:

    OPPENHEIMER LIFESPAN INCOME FUND seeks a high level of current income, with opportunities for capital appreciation. It invests in a strategically allocated portfolio consisting primarily of bond instruments.

    OPPENHEIMER LIFESPAN BALANCED FUND seeks a blend of capital appreciation and income. It invests in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks.

    OPPENHEIMER LIFESPAN GROWTH FUND seeks long-term capital appreciation. It invests in a strategically allocated portfolio consisting primarily of stocks.

    The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Funds.

    INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

    FOREIGN CURRENCY TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

    REPURCHASE AGREEMENTS. The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.

    ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


53   Oppenheimer LifeSpan Funds

    DIRECTORS' FEES AND EXPENSES. The Funds have adopted a nonfunded retirement plan for the Funds' independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 1997, the provision for projected benefit obligations, payments to retired directors and the accumulated liability for each of the Funds is as follows:



                                        --------------------------------------------------------------------
                                        LifeSpan Income Fund   LifeSpan Balanced Fund   LifeSpan Growth Fund
------------------------------------------------------------------------------------------------------------
 Provision for projected benefit
 obligations                                         $34,321                 $28,138                 $28,147
------------------------------------------------------------------------------------------------------------
 Payments to retired directors                         1,509                   1,509                   1,509
------------------------------------------------------------------------------------------------------------
 Accumulated liability as of
 October 31, 1997                                     32,882                  27,628                  26,878
------------------------------------------------------------------------------------------------------------




    FEDERAL TAXES. Each Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

    DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.  Net investment income
    (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain was recorded by the Funds.

    The Funds adjusted the classification of net investment income and capital gain (loss) to reflect other differences between financial statement amounts and distributions determined in accordance with income tax regulations. Changes in classification during the year ended October 31, 1997 are shown below:



--------------------------------------------------------------------------------------------------------------
                                         Adjustments for the Year Ended October 31, 1997
--------------------------------------------------------------------------------------------------------------
                         Undistributed Net Investment Income      Accumulated Net Realized Gain on Investments
--------------------------------------------------------------------------------------------------------------
 LifeSpan Income Fund                              $  2,079                                           $(2,079)
--------------------------------------------------------------------------------------------------------------
 LifeSpan Balanced Fund                              (8,461)                                            8,461
--------------------------------------------------------------------------------------------------------------
 LifeSpan Growth Fund                               (14,946)                                           14,946
--------------------------------------------------------------------------------------------------------------




    OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


54   Oppenheimer LifeSpan Funds

2.  SHARES OF CAPITAL STOCK
    Each Fund has authorized 450 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:




OPPENHEIMER LIFESPAN INCOME FUND
                                                   YEAR ENDED OCTOBER 31, 1997               PERIOD ENDED OCTOBER 31, 1996(1)
                                                   -----------------------------------       -----------------------------------
                                                   SHARES               AMOUNT               SHARES               AMOUNT
Class A:
Sold                                                       76,799       $      839,632              146,543       $    1,546,169
Dividends and distributions reinvested                    169,781            1,828,122              112,062            1,180,611
Redeemed                                                  (78,072)            (851,624)             (88,357)            (923,292)
                                                   --------------       --------------       --------------       --------------
Net increase                                              168,508       $    1,816,130              170,248       $    1,803,488
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------

Class B:
Sold                                                       35,037       $      380,109               23,725       $      253,904
Dividends and distributions reinvested                      3,360               36,336                1,286               13,606
Redeemed                                                   (7,512)             (81,877)                (271)              (2,879)
                                                   --------------       --------------       --------------       --------------
Net increase                                               30,885              334,568               24,740        $     264,631
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------

Class C:
Sold                                                        2,712       $       28,892                   95       $        1,000
Dividends and distributions reinvested                         86                  933                   --                   --
Redeemed                                                       --                   --                   --                   --
                                                   --------------       --------------       --------------       --------------
Net increase                                                2,798       $       29,825                   95       $        1,000
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------
OPPENHEIMER LIFESPAN BALANCED FUND
                                                   SHARES               AMOUNT                SHARES               AMOUNT
Class A:
Sold                                                      672,918       $    8,115,315              591,611       $    6,806,310
Dividends and distributions reinvested                    263,094            3,160,977               90,394            1,056,157
Redeemed                                                 (393,016)          (4,760,002)             (92,638)          (1,069,175)
                                                   --------------       --------------       --------------       --------------
Net increase                                              542,996       $    6,516,290              589,367       $    6,793,292
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------

Class B:
Sold                                                      253,560       $    3,096,696              118,679       $    1,371,576
Dividends and distributions reinvested                     12,325              149,308                2,108               24,736
Redeemed                                                  (49,667)            (588,812)              (2,244)             (26,090)
                                                   --------------       --------------       --------------       --------------
Net increase                                              216,218       $    2,657,192              118,543       $    1,370,222
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------

Class C:
Sold                                                       47,180       $      560,673               68,739       $      810,364
Dividends and distributions reinvested                      3,637               43,355                1,054               12,284
Redeemed                                                  (66,431)            (794,830)                 (85)                (978)
                                                   --------------       --------------       --------------       --------------
Net increase (decrease)                                   (15,614)      $     (190,802)              69,708       $      821,670
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------
OPPENHEIMER LIFESPAN GROWTH FUND
                                                   SHARES               AMOUNT                SHARES               AMOUNT
Class A:
Sold                                                      590,543       $    7,650,233              424,020       $    5,146,023
Dividends and distributions reinvested                    195,679            2,440,118               33,590              418,507
Redeemed                                                 (327,056)          (4,334,310)             (35,427)            (424,785)
                                                   --------------       --------------       --------------       --------------
Net increase                                              459,166       $    5,756,041              422,183       $    5,139,745
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------

Class B:
Sold                                                      227,007       $    2,916,327              154,309       $    1,879,045
Dividends and distributions reinvested                     11,173              139,662                1,098               13,603
Redeemed                                                  (30,185)            (390,053)             (16,551)            (195,256)
                                                   --------------       --------------       --------------       --------------
Net increase                                              207,995       $    2,665,936              138,856       $    1,697,392
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------

Class C:
Sold                                                       86,490       $    1,086,489               11,124       $      138,640
Dividends and distributions reinvested                        846               10,506                   16                  198
Redeemed                                                   (8,994)            (118,988)                 (80)                (978)
                                                   --------------       --------------       --------------       --------------
Net increase                                               78,342       $      978,007               11,060       $      137,860
                                                   --------------       --------------       --------------       --------------
                                                   --------------       --------------       --------------       --------------





1. For the ten months ended October 31, 1996 for Class A and Class B shares and for the period from May 1, 1996 (inception of offering) to October 31, 1996 for Class C shares. The Funds changed their fiscal year end from December 31 to October 31.


55   Oppenheimer LifeSpan Funds

3.  UNREALIZED GAINS AND LOSSES ON INVESTMENTS
    At October 31, 1997, net unrealized appreciation on investments consisted of the following:





                                        --------------------------------------------------------------------
                                        LifeSpan Income Fund   LifeSpan Balanced Fund   LifeSpan Growth Fund
------------------------------------------------------------------------------------------------------------
 Gross appreciation                               $2,305,354              $8,991,592             $9,439,956
------------------------------------------------------------------------------------------------------------
 Gross depreciation                                  234,660               1,399,741              1,510,732
------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation                      $2,070,694              $7,591,851             $7,929,224
------------------------------------------------------------------------------------------------------------





4.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
    Management fees paid to the Manager were in accordance with the investment advisory agreements with the Funds. For Oppenheimer LifeSpan Income Fund, the agreement provides for a fee of 0.75% on the first $250 million of the Fund's average annual net assets and 0.65% on average annual net assets over $250 million. For Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund, the fees are 0.85% on the first $250 million of average annual net assets and 0.75% on average annual net assets in excess of $250 million. The Manager acts as the accounting agent for the Funds at an annual fee of $15,000 per Fund, plus out-of-pocket costs and expenses reasonably incurred.

    For Oppenheimer LifeSpan Income Fund, the Manager has entered into a sub-advisory agreement with BEA Associates to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays BEA Associates negotiated fees. For Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund, the Manager has entered into sub-advisory agreements with three sub-advisors to assist in the selection of portfolio investments for the components of the Funds. For these services, the Manager pays Babson-Stewart Ivory International, BEA Associates and Pilgrim Baxter & Associates negotiated fees.

    OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Funds, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

    For the year ended October 31, 1997, (1) commissions (sales charges paid by investors) on sales of Class A shares, (2) commission amounts retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers, (3) sales charges advanced to broker/dealers by OFDI on sales of the Funds' Class B and Class C shares, (4) sales charges advanced to affiliated broker/dealers and (5) contingent deferred sales charges retained by OFDI were as follows:




----------------------------------------------------------------------------------------------------------------------------------
                         (1) Commissions       (2) Commissions    (3) Sales Charges  (4) Paid to Affiliates      (5) Contingent
                                                   Retained            Advanced                                   Deferred Sales
                                                                                                                     Charges
----------------------------------------------------------------------------------------------------------------------------------
 LifeSpan Income Fund
----------------------------------------------------------------------------------------------------------------------------------
   Class A                       $19,537               $13,796                  --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
   Class B                          --                    --                 $14,373               $11,515                $5,923
----------------------------------------------------------------------------------------------------------------------------------
   Class C                          --                    --                    --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
 LifeSpan Balanced Fund
----------------------------------------------------------------------------------------------------------------------------------
   Class A                      $100,461               $67,205                  --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
   Class B                          --                    --                $114,889               $67,463                  --
----------------------------------------------------------------------------------------------------------------------------------
   Class C                          --                    --                  $5,414                  --                    --
----------------------------------------------------------------------------------------------------------------------------------
 LifeSpan Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
   Class A                      $137,511              $111,486                  --                    --                    --
----------------------------------------------------------------------------------------------------------------------------------
   Class B                          --                    --                $102,107               $64,131                $2,500
----------------------------------------------------------------------------------------------------------------------------------
   Class C                          --                    --                  $9,869                  --                    --
----------------------------------------------------------------------------------------------------------------------------------





56   Oppenheimer LifeSpan Funds

    The Funds have adopted Service Plans for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Funds. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended October 31, 1997, OFDI made payments to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses as follows:

                    LifeSpan Income Fund. . . . . . . .$  68,271
                    LifeSpan Balanced Fund. . . . . . .$ 141,239
                    LifeSpan Growth Fund. . . . . . . .$ 117,788

    The Funds have adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Funds pay OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing services for accounts that hold Class B and C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. If the Plans are terminated by the Funds, the Board of Directors may allow the Funds to continue payments of the asset-based sales charge to OFDI for certain expenses they incurred before the Plans were terminated. During the year ended October 31, 1997, OFDI retained certain amounts as compensation for Class B and Class C personal service and maintenance expenses. These amounts, as well as unreimbursed expenses incurred by OFDI at October 31, 1997 are as follows:




------------------------------------------------------------------------------------------
                                        Amount Retained by OFDI     Unreimbursed Expenses
------------------------------------------------------------------------------------------
LifeSpan Income Fund, Class B                            $  5,749                 $  8,787
------------------------------------------------------------------------------------------
LifeSpan Balanced Fund, Class B                            25,286                  135,290
------------------------------------------------------------------------------------------
LifeSpan Balanced Fund, Class C                             5,576                   14,197
------------------------------------------------------------------------------------------
LifeSpan Growth Fund, Class B                              34,240                  131,807
------------------------------------------------------------------------------------------
LifeSpan Growth Fund, Class C                               6,064                   12,680
------------------------------------------------------------------------------------------




5.  ILLIQUID AND RESTRICTED SECURITIES
    At October 31, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily-available market or if its valuation has not changed for a certain period of time. The Funds intend to invest no more than 10% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at October 31, 1997 are as follows:


--------------------------------------------------------------------------------
                                       Amount     Percentage to Net Assets as of
                                                         October 31, 1997
--------------------------------------------------------------------------------
 LifeSpan Income Fund              $1,108,880                              3.69%
--------------------------------------------------------------------------------
 LifeSpan Balanced Fund             1,605,278                              2.37
--------------------------------------------------------------------------------
 LifeSpan Growth Fund                 715,076                              1.19
--------------------------------------------------------------------------------


57   Oppenheimer LifeSpan Funds

6.  BORROWINGS
    The Funds may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Funds have entered into an agreement which enables them to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%.
    Borrowings are payable 30 days after such loan is executed. Each fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

    The Funds had no borrowings outstanding during the year ended October 31, 1997.

7.  SUBSEQUENT EVENT
    On December 11, 1997, the Board of Directors approved the reorganization of Oppenheimer LifeSpan Income Fund with and into Oppenheimer Bond Fund, Oppenheimer LifeSpan Balanced Fund with and into Oppenheimer Disciplined Allocation Fund and Oppenheimer LifeSpan Growth Fund with and into Oppenheimer Disciplined Value Fund. Shareholders of each of the Oppenheimer LifeSpan Funds will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Bond Fund, Oppenheimer Disciplined Allocation Fund and Oppenheimer Disciplined Value Fund, as applicable, and the Oppenheimer LifeSpan Funds would be liquidated. If shareholder approval is received, it is expected that the reorganization will occur during the second quarter of calendar 1998.



58   Oppenheimer LifeSpan Funds

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders of Oppenheimer Series Fund, Inc.:

We have audited the accompanying statements of investments and assets and liabilities of LifeSpan Income, LifeSpan Balanced and LifeSpan Growth Funds (collectively Oppenheimer Series Fund, Inc.) as of October 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and the ten-month period ended October 31, 1996, and the financial highlights for the year ended October 31, 1997 and the ten-month period ended October 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from May 1, 1995 (commencement of operations) to December 31, 1995 were audited by other auditors whose report dated February 15, 1996 expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of LifeSpan Income, LifeSpan Balanced and LifeSpan Growth Funds as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for the year then ended and the ten-month period ended October 31, 1996, and the financial highlights for the year ended October 31, 1997 and the ten-month period ended October 31, 1996, in conformity with generally accepted accounting principles.





KPMG Peat Marwick LLP

Denver, Colorado
November 21, 1997


59   Oppenheimer LifeSpan Funds

    FEDERAL INCOME TAX INFORMATION (Unaudited)

    In early 1998 shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 1997. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

    OPPENHEIMER LIFESPAN INCOME FUND
    Distributions of $0.2037, $0.2011 and $0.1962 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 2, 1996, of which, for each class of shares, $0.0714 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gain).

    OPPENHEIMER LIFESPAN BALANCED FUND
    Distributions of $0.4163, $0.3995 and $0.3950 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 31, 1996, of which, for each class of shares, $0.1613 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gain).

    OPPENHEIMER LIFESPAN GROWTH FUND
    Distributions of $0.6986, $0.6753 and $0.6840 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 31, 1996, of which $0.2243 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

    Dividends paid by the Funds during the year ended October 31, 1997 which are not designated as capital gain distributions should be multiplied by the percentages listed below to arrive at the net amount eligible for the corporate dividend-received deduction.


                                         ---------------------------------------
                                          Corporate Dividend-Received Deduction
            --------------------------------------------------------------------
                    LifeSpan Income Fund                                 14.93%
            --------------------------------------------------------------------
                  LifeSpan Balanced Fund                                 20.37
            --------------------------------------------------------------------
                    LifeSpan Growth Fund                                 33.91
            --------------------------------------------------------------------



    The foregoing information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.


                           60   Oppenheimer LifeSpan Funds

    OPPENHEIMER LIFESPAN FUNDS
    A Series of Oppenheimer Series Fund, Inc.

    OFFICERS AND DIRECTORS    Leon Levy, Chairman of the Board of Directors
                              Donald W. Spiro, Vice Chairman of the Board of
                              Directors
                              Bridget A. Macaskill, Director and President
                              Robert G. Galli, Director
                              Benjamin Lipstein, Director
                              Elizabeth B. Moynihan, Director
                              Kenneth A. Randall, Director
                              Edward V. Regan, Director
                              Russell S. Reynolds, Jr., Director
                              Pauline Trigere, Director
                              Clayton K. Yeutter, Director
                              Robert C. Doll, Jr., Vice President
                              Peter M. Antos, Vice President
                              Stephen F. Libera, Vice President
                              Michael C. Strathearn, Vice President
                              Kenneth B. White, Vice President
                              Arthur J. Zimmer, Vice President
                              George C. Bowen, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Andrew J. Donohue,  Secretary
                              Robert G. Zack, Assistant Secretary

    INVESTMENT ADVISOR        OppenheimerFunds, Inc.

    SUB-ADVISORS              Babson-Stewart Ivory International
                              BEA Associates
                              Pilgrim Baxter & Associates

    DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

    TRANSFER AND              OppenheimerFunds Services
    SHAREHOLDER SERVICING
    AGENT

    CUSTODIAN OF              The Bank of New York
    PORTFOLIO SECURITIES

    INDEPENDENT AUDITORS      KPMG Peat Marwick LLP

    LEGAL COUNSEL             Gordon Altman Butowsky Weitzen Shalov & Wein

    This is a copy of a report to shareholders of Oppenheimer LifeSpan Funds. This report must be preceded by a Prospectus of Oppenheimer LifeSpan Funds. For material information concerning the Funds, see the Prospectus.

    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.



61   Oppenheimer LifeSpan Funds